UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: April 1, 2009 – June 30, 2009

Item 1.  Schedule of Investments.

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (Unaudited)

Shares	Security Description	Value
Long Positions - 73.6%
Equity Securities - 21.1%
Common Stock - 20.7%
Consumer Discretionary - 1.6%
12,770	99 Cents Only Stores (a)	$173,417
2,107	Aarons, Inc.	62,831
3,654	Aeropostale, Inc. (a)	125,222
4,802	Amazon.com, Inc. (a)	401,996
1,532	American Dairy, Inc.	60,759
254	AutoZone, Inc. (a)	38,382
2,554	Buffalo Wild Wings, Inc. (a)	83,056
1,170	Chipotle Mexican Grill, Inc. (a)	93,600
1,014	Fuqi International, Inc. (a)	21,000
3,700	Ingles Market, Inc., Class A	56,388
2,545	J Crew Group, Inc. (a)	68,766
3,620	O'Reilly Automotive, Inc. (a)	137,849
2,546	P.F. Chang's China Bistro, Inc. (a)	81,625
1,171	Ross Stores, Inc.	45,201
70,500	Titan International, Inc.	526,635
		1,976,727

Consumer Staples - 4.6%
63,160	Alliance One International, Inc. (a)	240,008
10,211	athenahealth, Inc. (a)	377,909
2,104	Bridgepoint Education, Inc. (a)	35,768
5,107	Ctrip.com Intl., ADR	236,454
7,632	Dyncorp International, Inc., Class A (a)	127,605
16,592	Grand Canyon Education, Inc. (a)	279,256
3,566	Green Mountain Coffee Roasters, Inc. (a)	210,792
6,384	ICU Medical, Inc. (a)	262,702
119,000	Interval Leisure Group, Inc. (a)	1,109,080
2,554	Lincoln Educational Services Corp. (a)	53,455
61,800	Stewart Enterprises, Inc., Class A	297,876
511	Strayer Education, Inc.	111,454
79,200	Triple-S Management Corp., Class B (a)	1,234,728
11,856	Universal Corp.	392,552
3,897	VistaPrint, Ltd. (a)	166,207
317,500	Whitney Information Network, Inc. (a)	436,562
		5,572,408

Energy - 3.6%
15,000	Canadian Oil Sands Trust	358,380
1,022	China Petroleum & Chemical Corp., ADR	77,529
6,376	Cree, Inc. (a)	187,391
12,500	CVR Energy, Inc. (a)	91,625
99,000	Energy Partners, Ltd. (a)	30,690
20,000	Exterran Holdings, Inc. (a)	320,800
5,000	Nabors Industries, Ltd. (a)	77,900
1,916,534	Primary Energy Recycling Corp. (g)	1,796,004
12,000	SEACOR Holdings, Inc. (a)	902,880
9,000	Suncor Energy, Inc.	273,060
7,660	Trina Solar, Ltd., ADR (a)	196,326
7,658	Yingli Green Energy Holding Co., Ltd., ADR (a)	103,766
		4,416,351

Financials - 4.1%
18,361	Asset Managers Holdings Co., Ltd. REIT (a)	2,155,124
6,000	Central GoldTrust (a)	219,840
16,660	Coventree, Inc. (a)	61,446
25,000	Greenlight Capital Re, Ltd., Class A (a)	432,750
3,800	Hilltop Holdings, Inc. (a)	45,106
167,500	MI Developments, Inc., Class A	1,271,325
66,320	Walter Investment Management Corp. (a)	880,730
		5,066,321

Healthcare - 0.7%
4,265	Edwards Lifesciences Corp. (a)	290,148
5,108	RehabCare Group, Inc. (a)	122,234
4,955	Teva Pharmaceutical Industries, Ltd, ADR	244,480
7,647	Valeant Pharmaceuticals International (a)	196,681
		853,543

Industrials - 1.1%
95,000	Aircastle, Ltd.	698,250
5,108	Canadian Solar, Inc. (a)	61,909
17,645	General Moly, Inc. (a)	39,172
13,500	Graham Corp.	179,550
7,222	Orion Marine Group, Inc. (a)	137,218
7,000	Owens-Illinois, Inc. (a)	196,070
5,033	SmartHeat, Inc. (a)	34,476
		1,346,645

Information Technology - 1.8%
2,546	Apple, Inc. (a)	362,627
14,758	ArcSight, Inc. (a)	262,250
2,042	Changyou.com, Ltd., Class A, ADR (a)	77,836
2,554	Computer Programs and Systems, Inc.	97,844
5,096	Constant Contact, Inc. (a)	101,105
6,334	F5 Networks, Inc. (a)	219,617
8,577	HMS Holdings Corp. (a)	349,255
6,376	Longtop Financial Technologies, Ltd., ADR (a)	156,594
7,661	Rosetta Stone, Inc. (a)	210,218
1,531	Sohu.com, Inc. (a)	96,193
7,375	Synaptics, Inc. (a)	285,044
		2,218,583

Materials - 1.0%
5,000	Barrick Gold Corp.	167,750
10,000	Cameco Corp.	256,000
15,000	Domtar Corp. (a)	248,700
11,700	Methanex Corp.	143,208
8,800	Omnova Solutions, Inc. (a)	28,688
1,500	Potash Corp. of Saskatchewan, Inc.	139,575
6,000	Terra Industries, Inc.	145,320
5,000	Vale SA, ADR	88,150
		1,217,391

Telecommunication Services - 2.2%
6,952	AsiaInfo Holdings, Inc. (a)			119,644
55,000	Liberty Media Corp. - Entertainment, Class A (a)			1,471,250
1,979	Netease.com, Inc., ADR (a)			69,621
8,081	Netflix, Inc. (a)			334,068
5,960	Neutral Tandem, Inc. (a)			175,939
9,900	QUALCOMM, Inc.			447,480
2,014	Shanda Interactive Entertainment, Ltd., ADR (a)			105,312
				2,723,314

Total Common Stock (Cost $22,659,977)				25,391,283
		Rate
Preferred Stock - 0.4%
Consumer Staples - 0.2%
6,000	Archer-Daniels Midland Co.	6.25		218,940

Financials - 0.1%
5,525	Hilltop Holdings, Inc.	8.25		122,545
1,500	Vale Capital, Ltd.	5.50		55,035
				177,580

Materials - 0.1%
1,000	Freeport-McMoRan Copper & Gold, Inc.	6.75		79,750

Total Preferred Stock (Cost $415,478)				476,270

Total Equity Securities (Cost $23,075,455)				25,867,553

			Maturity
Principal		Rate	Date
Fixed-Income Securities - 32.0%
Asset Backed Obligations - 5.2%
$965,758	Ahold Lease Pass Through Trust Series 2001 A-1 (e) (f)	8.62	01/02/25	869,183
54,154	American Airlines Pass Through Trust Series 2003-1 AMBC (f)	3.86	07/09/10	50,637
50,000	American Airlines Pass Through Trust Series 2009-1A	10.38	07/02/19	50,562
125,000	Banc of America Commercial Mortgage, Inc. Series 2008-LS1 A4B (c)	6.22	12/10/49	93,048
168,708	Banc of America Funding Corp. Series 2007-8 2A1	7.00	10/25/37	107,430
142,179	Bear Stearns Alt-A Trust Series 2005-4B 21A (c)	4.83	05/25/35	71,468
125,000	Carrington Mortgage Loan Trust Series 2007-FRE1 A3 (c)	0.78	02/25/37	31,250
350,000	C-Bass Trust Series 2006-CB4 AV3 (c)	0.46	05/25/36	112,490
400,000	Centex Home Equity Loan Trust Series 2006-A AV4	0.56	06/25/36	151,227
96,392	Citigroup Mortgage Loan Trust, Inc. Series 2007-AR8 21A (c)	5.91	07/25/37	59,605
91,972	Citimortgage Alternative Loan Trust Series 2007-A1 1A7	6.00	01/25/37	56,712
120,000	Cobalt CMBS Commercial Mortgage Trust Series 2006-C1 A4	5.22	08/15/48	86,670
50,000	Continental Airlines, Inc. (e)	9.00	01/08/18	50,250
70,000	Continental Airlines Pass Through Certificate 2007-1 A	5.98	04/19/22	58,800
95,784	Countrywide Alternative Loan Trust Series 2007-OH1 A1A (c)	0.40	04/25/47	72,244
300,000	Countrywide Asset-Backed Certificates Series 2007-4 A2 (c)	5.53	03/25/29	194,351
300,000	Countrywide Asset-Backed Certificates Series 2007-10 2A2 (c)	0.43	06/25/30	176,410
75,000	Countrywide Asset-Backed Certificates Series 2007-7 2A2 (c)	0.47	06/25/30	44,878
80,000	Countrywide Asset-Backed Certificates Series 2007-5 2A2 (c)	0.48	09/25/31	46,179
85,431	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-HY3 2A1 (c)	5.63	06/25/47	52,903
125,000	Credit Suisse Commercial Mortgage Trust Series 2006-C5 A3	5.31	12/15/39	86,032
1,000,000	CVS Pass-Through Trust (e)	8.35	07/10/31	990,000
50,000	Delta Airlines, Inc. Pass Through Trust Series 2000-1 A2	7.57	11/18/10	47,750
450,000	First Franklin Mortgage Loan Asset Backed Certificates Series 2006-FF11 2A3 (c)	0.46	08/25/36	126,232
66,276	Green Tree Home Improvement Loan Trust Series 1997-E EB1	7.53	01/15/29	59,684
400,000	GSAMP Trust Series 2007-FM2 A2B (c)	0.40	01/25/37	144,079
180,000	GSMSC Trust Series 2005-7 AF3	4.75	05/25/35	94,630
219,487	Harborview Mortgage Loan Trust Series 2007-5 A1A (c)	0.50	09/25/37	90,249
48,218	HSBC Home Equity Loan Trust Series 2006-1 A1 (c)	0.48	01/20/36	31,913
81,479	HSBC Home Equity Loan Trust Series 2007-3 APT (c)	1.51	11/20/36	53,390
132,702	Indymac Index Mortgage Loan Trust Series 2006-AR19 1A2 (c)	6.11	08/25/36	60,745
120,000	JP Morgan Alternative Loan Trust Series 2006-A6 2A5	6.05	11/25/36	35,793
165,000	JP Morgan Alternative Loan Trust Series 2006-A4 A7	6.30	09/25/36	48,562
265,000	JP Morgan Mortgage Acquisition Corp. Series 2006-CH1 A4 (c)	0.45	01/25/35	105,696
150,000	JP Morgan Mortgage Acquisition Corp. Series 2007-CH1 AV4 (c)	0.44	08/25/33	77,176
360,000	JP Morgan Mortgage Acquisition Corp. Series 2007-CH3 A4 (c)	0.52	11/25/35	86,298
146,352	Lehman XS Mortage Pass-Through Certificates Series 2006-14N 3A2 (c)	0.43	08/25/36	49,239
152,647	Lehman XS Mortage Pass-Through Certificates Series 2007-16N 2A2 (c)	1.16	09/25/47	60,177
115,000	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4 A3	5.17	12/12/49	83,978
181,528	Midstate Trust Series 2006-1 A	5.79	10/15/40	121,028
200,000	Morgan Stanley ABS Capital I Series 2007-HE2 A2B (c)	0.40	01/25/37	57,479
200,000	Morgan Stanley Mortgage Loan Trust Series 2006-11 1A3	6.42	08/25/36	95,203
80,000	Nationstar Home Equity Loan Trust Series 2006-B AV3 (c)	0.48	09/25/36	39,222
220,000	Nationstar Home Equity Loan Trust Series 2006-B AV4 (c)	0.59	09/25/36	57,692
125,000	Nationstar Home Equity Loan Trust Series 2007-A AV4 (c)	0.54	03/25/37	35,854
280,000	Option One Mortgage Loan Trust Series 2006-3 2A2 (c)	0.41	02/25/37	166,140
82,000	Prudential Holdings, LLC Series MTN	8.70	12/18/23	78,619
100,000	Saxon Asset Securities Trust Series 2005-2 M1 (c)	0.73	10/25/35	49,074
300,000	Securitized Asset Backed Receivables LLC Trust Series 2007-NC1 A2B (c)	0.46	12/25/36	80,543
244,133	Securitized Asset Backed Receivables LLC Trust Series 2007-BR2 A2 (c)	0.54	02/25/37	96,939
250,000	Soundview Home Equity Loan Asset-Backed Certificates Series 2006-WF2 A2C (c)	0.45	12/25/36	128,471
188,028	Structured Asset Mortgage Investors Series 2007-AR3 2A1 (c)	0.50	06/25/37	74,868
108,089	Thornburg Mortgage Securities Trust Series 2007-3 3A1 (c)	0.53	06/25/37	81,530
13,788	UAL Pass Through Trust Series 2000 PT	7.03	04/01/12	13,512
13,034	UAL Pass Through Trust Series 2000-2	7.19	10/01/12	12,773
98,376	Washington Mutual Mortgage Pass-Through Certificates Series 2005-3 2A3 (c)	0.86	05/25/35	54,777
142,805	Washington Mutual Mortgage Pass-Through Certificates Series 2005-4 CB13 (c)	0.81	06/25/35	85,447
111,797	Washington Mutual Mortgage Pass Through Certificates Series 2007-HY4 1A1 (c)	5.47	04/25/37	61,574
172,181	Washington Mutual Mortgage Pass Through Certificates Series 2004-AR6 A (c)	0.73	05/25/44	82,483
200,710	Washington Mutual Mortgage Pass Through Certificates Series 2007-OA6 1A (c)	2.25	07/25/47	75,143

Total Asset Backed Obligations (Cost $6,217,326)				6,316,291

Corporate Convertible Bonds - 5.4%
Consumer Staples - 1.0%
500,000	Archer-Daniels-Midland Co.	0.88	02/15/14	457,500
1,000,000	Stewart Enterprises, Inc. (f)	3.38	07/15/16	761,250
				1,218,750

Financials - 2.9%
150,000	Affordable Residential Communities LP	7.50	08/15/25	155,438
1,000,000	Americredit Corp.	0.75	09/15/11	766,250
600,000	Anglogold Ashanti Holdings Finance PLC (f)	3.50	05/22/14	624,060
3,400,000	CompuCredit Corp.	3.63	05/30/25	1,173,000
1,000,000	CompuCredit Corp.	5.88	11/30/35	300,000
1,500,000	GGP LP (b) (h)	3.98	04/15/27	517,500
				3,536,248

Industrials - 0.7%
900,000	Goldcorp, Inc. (b) (e) (f)	2.00	08/01/14	882,090

Materials - 0.8%
1,050,000	Kinross Gold Corp. (f)	1.75	03/15/28	973,875

Total Corporate Convertible Bonds (Cost $5,702,362)				6,610,963

Corporate Non-Convertible Bonds - 12.9%
Consumer Discretionary - 3.8%
250,000	Brunswick Corp.	5.00	06/01/11	201,250
1,400,000	Brunswick Corp.	9.75	08/15/13	1,043,000
900,000	Darden Restaurants, Inc.	6.00	08/15/35	667,170
500,000	Darden Restaurants, Inc.	6.80	10/15/37	427,926
50,000	Delta Airlines, Inc. Series 01A2	7.11	03/18/11	46,250
1,160,000	Harry & David Operations Corp.	9.00	03/01/13	464,000
35,000	PHI, Inc.	7.13	04/15/13	31,325
1,000,000	Reynolds American, Inc.	7.25	06/15/37	827,732
1,000,000	Vector Group, Ltd.	11.00	08/15/15	930,000
				4,638,653

Energy - 3.8%
50,000	CenterPoint Energy Resources Corp. Series MTN	6.15	05/01/16	47,085
50,000	CenterPoint Energy Resources Corp. Series MTN	6.00	05/15/18	45,517
750,000	Enbridge Energy Partners LP	7.50	04/15/38	755,360
2,000,000	Energy Partners, Ltd. (h)	9.75	04/15/14	1,080,000
750,000	Pride International, Inc.	8.50	06/15/19	740,625
100,000	Sabine Pass LNG LP	7.25	11/30/13	85,250
705,000	Suncor Energy, Inc.	6.85	06/01/39	695,408
460,000	Talisman Energy, Inc.	5.75	05/15/35	358,363
800,000	Valero Energy Corp.	7.50	04/15/32	767,506
30,000	Valero Energy Corp.	9.38	03/15/19	34,226
25,000	Williams Cos., Inc. (b)	7.88	09/01/21	24,673
50,000	Williams Cos., Inc. (b)	8.75	01/15/20	52,215
				4,686,228

Financials - 2.0%
50,000	Bank of America Corp. Series MTN	7.63	06/01/19	50,309
200,000	Chase Capital II Series B (c)	1.67	02/01/27	112,427
75,000	Citigroup, Inc. (c) (f)	1.51	11/05/14	58,711
100,000	Citigroup, Inc. (c)	1.80	08/25/36	48,236
80,000	Citigroup, Inc.	8.50	05/22/19	81,514
155,000	Credit Suisse/Guernsey Series 1 (c)	1.93	05/15/49	86,994
50,000	ERP Operating LP	5.20	04/01/13	49,370
16,000	General Electric Capital Corp.	5.63	05/01/18	15,158
80,000	General Electric Capital Corp. Series MTN	6.88	01/10/39	72,221
80,000	General Electric Capital Corp. Series MTN	6.88	01/10/39	67,971
20,000	Goldman Sachs Group, Inc. Series MTNB (c)	1.52	07/22/15	17,243
30,000	Goldman Sachs Group, Inc.	6.15	04/01/18	29,256
58,000	Goldman Sachs Group, Inc.	7.50	02/15/19	62,212
325,000	MBNA Capital B	1.83	02/01/27	171,404
50,000	Morgan Stanley (c)	1.57	10/15/15	52,971
125,000	Morgan Stanley (c)	1.57	10/15/15	107,279
100,000	Nationwide Mutual Insurance Co. (b)	5.81	12/15/24	58,785
1,750,000	Rouse Co. (h)	3.63	03/15/49	1,111,250
100,000	Wachovia Corp.	1.38	10/28/15	78,738
100,000	WEA Finance, LLC (b)	7.50	06/02/14	99,253
75,000	ZFS Finance (USA) Trust II	6.15	12/15/65	58,500
				2,489,802

Healthcare - 0.1%
65,000	HCA, Inc. (b)	8.50	04/15/19	64,025

Telecommunication Services - 1.1%
695,000	Freeport McMoran Corp.	9.50	06/01/31	702,062
1,000,000	Freeport McMoran Corp. (f)	6.13	03/15/34	681,740
				1,383,802

Materials - 0.4%
500,000	Mosaic Co.	7.30	01/15/28	426,968

Technology - 0.6%
870,000	Unisys Corp.	6.88	03/15/10	756,900

Telecommunication Services - 0.8%
398,000	Comcast Corp. (c)	1.44	07/14/09	398,020
500,000	MasTec, Inc.	7.63	02/01/17	435,625
60,000	Qwest Corp.	7.88	09/01/11	60,300
50,000	Sprint Nextel Corp. (c)	1.63	06/28/10	47,156
50,000	Time Warner Cable, Inc.	8.25	04/01/19	56,828
25,000	Verizon Wireless Capital, LLC (b)	8.50	11/15/18	29,928
				1,027,857

Utilities - 0.3%
40,000	KCP&L Greater Missouri Operations Co. (f)	11.88	07/01/12	44,228
25,000	KCP&L Greater Missouri Operations Co.	7.63	11/15/09	22,793
85,000	Nisource Finance Corp.	10.75	03/15/16	94,396
50,000	PNM Resources, Inc.	9.25	05/15/15	46,563
140,000	Southern Union Co. (c)	7.20	11/01/66	95,900
40,000	Texas-New Mexico Power Co. (b)	9.50	04/01/19	44,785
				348,665

Total Corporate Non-Convertible Bonds (Cost $14,363,793)				15,822,900

Foreign Bonds - 1.7%
300,000,000	Kaupthing Banki HF (e) (h)	1.80	10/20/09	225,775
500,000,000	Kaupthing Banki HF (e) (h)	1.99	07/05/12	350,340
60,000	Barrick Gold Corp.	6.45	10/15/35	61,235
1,000,000	Tyco Electronics Group SA	7.13	10/01/37	812,416
200,000	Tyco Electronics Group SA	5.95	01/15/14	186,955
500,000	Woodside Finance, Ltd. (b)	5.00	11/15/13	477,662

Total Foreign Bonds (Cost $1,842,858)				2,114,383

Interest Only Bond - 0.0%
516,541	Government National Mortgage Association Series 2007-78 SG (c)	6.00	12/20/37	30,839

Total Interest Only Bond (Cost $16,836)				30,839

U.S. Government and Agency Obligations - 6.8%
Agency - 0.1%
35,000	Federal Home Loan Bank System (c)	0.65	09/10/09	35,024
45,000	Federal National Mortgage Association (d)	0.13	07/15/09	44,997
45,000	Federal National Mortgage Association (c)	1.19	10/27/09	45,072
				125,093
Discount Note - 2.6%
110,000	FHLB Discount Note (d)	0.24	07/01/09	110,000
1,690,000	FHLMC Discount Note (d)	0.13	07/15/09	1,689,906
325,000	FNMA Discount Note (d)	0.17	07/13/09	324,979
280,000	FNMA Discount Note (d)	0.15	07/20/09	279,977
785,000	FNMA Discount Note (d)	0.16-0.17	07/21/09	784,923
				3,189,785

US Treasury Securities - 4.1%
5,000,000	US Treasury Bill (d) (f)	0.12	07/30/09	4,999,528

Total US Government and Agency Obligations (Cost $8,314,394)				8,314,406

Total Fixed-Income Securities (Cost $36,457,569)				39,209,782

Shares
Investment Companies - 6.2%
1,585	CurrencyShares Australian			127,973
23,310	iPath MSCI India Index			1,141,258
1,080	iShares Lehman 1-3 Year Treasury			90,406
1,065	iShares Lehman Tips			108,236
100,890	iShares MSCI Emerging Markets			3,251,685
10,000	iShares Silver Trust			133,800
10,000	Market Vectors Gold			377,600
1,500	Oil Services Holders Trust			146,520
21,000	PowerShares Deutsche Bank Agriculture			534,450
15,900	SPDR Gold Trust (f)			1,449,762
16,500	US Natural Gas Fund LP			228,855

Total Investment Companies (Cost $7,485,231)				7,590,545

Principal
Commercial Paper - 13.9%
750,000	Autozone, Inc.	0.60	07/07/09	749,925
709,000	Avery Dennison Corp.	0.90	07/06/09	708,911
400,000	BMW US Capital LLC	1.20-1.25	07/02/09	399,986
400,000	BMW US Capital LLC	1.30	07/06/09	399,928
180,000	BNP Paribas Finance PLC	0.23	07/07/09	179,993
600,000	CVS Caremark Corp.	0.75	09/02/09	599,213
650,000	Cadbury Schweppes Finance PLC	0.65	07/13/09	649,859
250,000	Duke Energy Corp.	0.75	07/02/09	249,995
500,000	Duke Energy Corp.	0.50	07/13/09	499,916
250,000	Equifax, Inc.	0.75	07/07/09	249,969
492,000	Equifax, Inc.	0.85	07/15/09	491,837
800,000	Harley-Davidson Funding Corp.	1.50	07/06/09	799,833
500,000	Harris Corp.	0.90	07/15/09	499,825
412,000	HJ Heinz Finance Co.	0.70	08/03/09	411,736
250,000	HJ Heinz Finance Co.	0.70	08/06/09	249,825
250,000	HJ Heinz Finance Co.	0.80	08/10/09	249,778
340,000	Idacorp, Inc.	0.85	07/13/09	339,904
400,000	Ingersoll-Rand Global Holding Co., Ltd.	0.85	07/06/09	399,953
250,000	Ingersoll-Rand Global Holding Co., Ltd.	0.85	07/13/09	249,929
350,000	Interstate Power & Light Co.	0.75	07/16/09	349,891
300,000	Interstate Power & Light Co.	0.75	07/17/09	299,900
500,000	MDU Resources Group, Inc.	0.78	07/06/09	499,946
250,000	Michigan Gas	1.40	07/01/09	250,000
600,000	Nissan Motor Acceptance Corp.	1.10	07/08/09	599,872
250,000	Nissan Motor Acceptance Corp.	1.30	07/15/09	249,874
700,000	Oneok, Inc.	0.65	07/06/09	699,937
250,000	PPG Industries, Inc.	1.05	07/06/09	249,963
250,000	Public Service Co. of North Carolina, Inc.	0.73	07/06/09	249,975
200,000	Public Service Co. of North Carolina, Inc.	0.70	07/22/09	199,918
600,000	Public Service Co. of North Carolina, Inc.	0.65	07/27/09	599,718
165,000	Rabobank USA Financial Corp.	0.38	08/13/09	164,925
250,000	Reed Elsevier, Inc.	0.55	07/21/09	249,924
200,000	Ryder System, Inc.	0.85	07/01/09	200,000
1,000,000	Ryder System, Inc.	0.70	07/21/09	999,611
200,000	Ryder System, Inc.	0.80	07/29/09	199,875
500,000	Safeway, Inc.	0.90	07/06/09	499,937
250,000	Safeway, Inc.	0.85	07/22/09	249,876
300,000	South Carolina Electric & Gas Co.	0.73	07/22/09	299,872
250,000	Staples, Inc.	0.65	07/01/09	250,000
250,000	Staples, Inc.	0.60	07/27/09	249,892
439,000	Staples, Inc.	0.90	07/31/09	438,671
400,000	Virginia Electric Power	0.70	07/01/09	400,000
250,000	Xcel Energy, Inc.	0.75	07/08/09	249,964
Total Commercial Paper (Cost $17,081,856)				17,081,856

Contracts		Strike Price	Expiration Date
Put Options Purchased - 0.2%
50	Amazon.com, Inc.	$75.00	10/21/09	22,250
51	AngloGold Ashanti, Ltd.	35.00	07/22/09	4,590
50	CH Robinson Worldwide, Inc.	50.00	11/25/09	20,500
25	Google, Inc.	370.00	09/23/09	18,750
153	ISHR Xinhua	38.00	07/22/09	18,360
100	PowerShares QQQ	34.00	09/23/09	9,700
255	PowerShares QQQ	35.00	07/22/09	7,650
365	PowerShares QQQ	37.00	07/22/09	32,239
100	PowerShares QQQ	35.00	09/23/09	12,800
25	Priceline.com, Inc.	105.00	10/21/09	21,125
25	Research in Motion, Ltd.	75.00	09/23/09	21,500
127	SPDR Gold Trust	127.00	07/22/09	11,430
200	SPDR S&P Retail	25.00	09/23/09	20,400
51	SPDR Trust Series 1	90.00	07/22/09	5,508
153	SPDR Trust Series 1	92.00	07/22/09	28,305
178	US Natural Gas	14.00	07/22/09	14,240
Total Put Options Purchased (Premiums Paid $297,978)				269,347

Call Options Purchased - 0.2%
88	Green Mountain Coffee Roasters, Inc.	100.00	07/22/09	9,900
5	Green Mountain Coffee Roasters, Inc.	85.00	09/23/09	8,325
250	SPDR Gold Trust	120.00	01/26/11	130,000
35	SPDR Gold Trust	150.00	01/26/11	9,800
100	Suncor Energy, Inc.	40.00	01/20/10	15,000
100	Suncor Energy, Inc.	40.00	01/26/11	40,500
204	Trina Solar, Ltd.	30.00	08/26/09	35,700
179	Trina Solar, Ltd.	35.00	12/23/09	44,750
51	Valeant Pharmaceuticals International	30.00	12/23/09	4,973
Total Call Options Purchased (Premiums Paid $380,620)				298,948

Total Long Positions - 73.6% (Cost $84,778,709)*				$90,318,031
Total Short Positions - (9.2)% (Cost $(11,232,102))*				(11,284,967)
Total Options Written - (0.0)% (Cost $(44,046))				(34,070)
Other Assets & Liabilities, Net 35.6%				43,618,489
Net Assets - 100.00%				$122,617,483

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
JUNE 30, 2009 (Unaudited)

Shares	Security Description	Value
Common Stocks - (4.9)%
Consumer Discretionary - (1.8)%
(30,000)	American Axle & Manufacturing Holdings, Inc.	$(103,200)
(2,500)	Apollo Group, Inc., Class A	(177,800)
(6,376)	Burger King Holdings, Inc.	(110,114)
(3,829)	Choice Hotels International, Inc.	(101,392)
(8,000)	Collective Brands, Inc.	(116,560)
(12,000)	Dillard's, Inc., Class A	(110,400)
(7,500)	DineEquity, Inc.	(233,925)
(2,553)	GameStop Corp., Class A	(56,192)
(13,000)	Isle of Capri Casinos, Inc.	(173,160)
(5,000)	Jo-Ann Stores, Inc.	(103,350)
(3,828)	Lowe's Companies, Inc.	(74,301)
(4,800)	Nordstrom, Inc.	(95,472)
(2,552)	Petsmart, Inc.	(54,766)
(12,000)	Pinnacle Entertainment, Inc.	(111,480)
(2,264)	Polaris Industries, Inc.	(72,720)
(3,828)	Rent-A-Center, Inc.	(68,253)
(102,500)	Rite Aid Corp.	(154,775)
(10,000)	Royal Caribbean Cruises, Ltd.	(135,400)
(5,000)	Tenneco, Inc.	(53,000)
(12,000)	TRW Automotive Holdings Corp.	(135,600)
		(2,241,860)

Consumer Staples - (0.7)%
(2,553)	Avery Dennison Corp.	(65,561)
(8,000)	Career Education Corp.	(199,120)
(10,000)	Corinthian Colleges, Inc.	(169,300)
(2,500)	ITT Educational Services, Inc.	(251,650)
(4,000)	Ritchie Bros. Auctioneers, Inc.	(93,800)
(1,259)	Watson Wyatt Worldwide, Inc.	(47,250)
		(826,681)

Financials - (1.1)%
(2,042)	Bank of the Ozarks, Inc.	(44,168)
(4,340)	City National Corp.	(159,842)
(2,552)	Equity Lifestyle Properties, Inc. REIT	(94,883)
(1,531)	Essex Property Trust, Inc. REIT	(95,274)
(5,099)	Moody's Corp.	(134,359)
(3,830)	NBT Bancorp, Inc.	(83,149)
(3,830)	PNC Financial Services Group, Inc.	(148,642)
(3,826)	Toll Brothers, Inc.	(64,927)
(5,546)	Trustmark Corp.	(107,149)
(2,042)	UMB Financial Corp.	(77,616)
(6,000)	Wells Fargo & Co.	(145,560)
(2,524)	Westamerica Bancorporation	(125,216)
(5,103)	World Acceptance Corp.	(101,601)
		(1,382,386)

Health Care - (0.3)%
(2,509)	Cardinal Health, Inc.	(76,650)
(6,126)	Gentiva Health Services, Inc.	(100,834)
(2,449)	Lincare Holdings, Inc.	(57,601)
(3,064)	Omnicare, Inc.	(78,929)
		(314,014)

Industrials - (0.3)%
(10,127)	Applied Materials, Inc.	(111,093)
(6,380)	KB Home	(87,278)
(4,338)	MDC Holdings, Inc.	(130,617)
(3,825)	Meritage Homes Corp.	(72,140)
		(401,128)

Information Technology - (0.1)%
(5,093)	Lexmark International, Inc., Class A	(80,724)

Materials - (0.4)%
(2,546)	Anglogold Ashanti, Ltd., ADR	(93,260)
(2,548)	Barrick Gold Corp.	(85,485)
(1,270)	Goldcorp, Inc.	(44,133)
(1,532)	Martin Marietta Materials, Inc.	(120,844)
(2,548)	Newmont Mining Corp.	(104,137)
(894)	Terra Nitrogen Co. LP	(90,097)
		(537,956)

Telecommunication Services - (0.2)%
(1,500)	Priceline.com, Inc.	(167,325)

Total Common Stocks (Cost $(5,974,938))		(5,952,074)

US Treasury Bond - (3.6)%		Rate	Maturity Date
(4,500,000)	US Treasury Bond (Cost $(4,358,091))	4.25%	05/15/39	(4,455,689)

Investment Companies - (0.7)%
(5,104)	iShares DJ Real Estate			(165,063)
(31,257)	KBW Regional Banking ETF			(572,941)
(5,000)	SPDR S&P Retail ETF			(139,200)

Total Investment Companies (Cost $(899,073))				(877,204)

Total Securities Sold Short - (9.2)% (Cost ($11,232,102))*				$(11,284,967)

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
JUNE 30, 2009 (Unaudited)

Number of	Security	Strike	Expiration
Contacts	Description	Price	Date	Value
Options Written - (0.0)%
Call Options Written - (0.0)%
(101)	S&P 500 Index	$1,050.00	07/22/09	$(1,010)
Total Call Options Written - (0.0)%
(Premiums Received $(951))				(1,010)

Put Options Written - (0.0)%
(34)	S&P 500 Index	760.00	07/22/09	(2,380)
(34)	S&P 500 Index	800.00	07/22/09	(3,740)
(33)	S&P 500 Index	825.00	07/22/09	(5,940)
(100)	US Natural Gas	14.00	10/21/09	(21,000)
Total Put Options Written - (0.0)%
(Premiums Received $(43,095))				(33,060)

Total Options Written - (0.0)%				$(34,070)
(Premiums Received $(44,046))

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (Unaudited)

A summary of outstanding credit default swap agreements held by the Fund at June 30, 2009, is as follows:

		Buy/Sell	Pays (Receives)	Termination	Notional	Net Unrealized
Counterparty	Reference Entity/Obligation	Protection	Rate	Date	Amount	Appreciation (Depreciation)

Royal Bank of Scotland	Arrow Electronics, 6.875%, 06/01/18	Buy	(1.00)%	12/20/14	5,000,000	$(19,718)
Barclays	Black and Decker Corp., 5.75%, 11/15/16	Buy	(1.00)%	09/20/14	10,000,000	27,571
Barclays	Belgium Government Bonds, 5.75%, 09/28/10	Buy	(0.71)%	09/20/14	5,000,000	(48,441)
Royal Bank of Scotland	Belgium Government Bonds, 5.75%, 09/28/10	Buy	(0.65%)	09/20/14	5,000,000	(33,779)
Barclays	Ryder Systems, Inc., 6.95%, 12/01/25	Buy	(1.00)%	09/20/14	10,000,000	(8,583)
						$(82,950)

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (Unaudited)

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
MTN	Medium Term Note
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933.
At the period end, the value of these securities amounted to $2,250,916 or 1.8% of net assets.
(c)	Variable rate security.
(d)	Rates shown are annualized yields at time of purchase.
(e)	Security fair valued in accordance with procedures adopted by the Board of Trustees.
(f)	All or a portion of this security is held as collateral for securities sold short.
(g)	Affiliated Company.
(h)	Security is currently in default and is on scheduled interest or principal payment.

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities.
Transactions during the period with companies which were affiliates are as follows:

	Name of Issuer	Shares held as of beginning of period	Gross Additions	Shares held at end of period	Value June 30, 2009	Investment Income
	Primary Energy Recycling, Inc.	1,583,200	$685,451	1,916,534	$1,796,004	$34,284

At June 30, 2009, the Fund held the following futures contracts:

			Notional	Net
		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)
(150)	S&P 500 Emini	09/30/09	(6,866,250)	209,625

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$ 9,379,622
Gross Unrealized Depreciation	(3,883,189)
Net Unrealized Appreciation (Depreciation)	$ 5,496,433

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value:
Common Stocks
Consumer Discretionary	$1,976,727	$-	$-	$1,976,727
Consumer Staples	5,572,408	-	-	5,572,408
Energy	4,416,351	-	-	4,416,351
Financials	5,066,321	-	-	5,066,321
Healthcare	853,543	-	-	853,543
Industrials	1,346,645	-	-	1,346,645
Information Technology	2,218,583	-	-	2,218,583
Materials	1,217,391	-	-	1,217,391
Telecommunication Services	2,723,314	-	-	2,723,314
Preferred Stocks
Consumer Staples	218,940	-	-	218,940
Financials	177,580	-	-	177,580
Materials	79,750	-	-	79,750
Asset Backed Obligations	-	4,406,858	1,909,433	6,316,291
Corporate Convertible Bonds	-	5,728,873	882,090	6,610,963
Corporate Non-Convertible Bonds	-	15,822,900	-	15,822,900
Foreign Bonds	-	1,538,268	576,115	2,114,383
Interest Only Bond	-	30,839	-	30,839
US Government Securities	-	8,314,406	-	8,314,406
Investment Companies	7,590,545	-	-	7,590,545
Commercial Paper	-	17,081,856	-	17,081,856
Options Purchased	568,295	-	-	568,295
Total Investments at Value	34,026,393	52,924,000	3,367,638	90,318,031
Other Financial Instruments**:
Futures	209,625	-	-	209,625
Total Assets	$34,236,018	$52,924,000	$3,367,638	$90,527,656

Liabilities
Securities Sold Short
Common Stock	$(5,952,074)	$-	$-	$(5,952,074)
US Treasury Bonds	-	(4,455,689)	-	(4,455,689)
Investment Companies	(877,204)	-	-	(877,204)
Total Securities Sold Short	(6,829,278)	(4,455,689)	-	(11,284,967)
Other Financial Instruments**:
Credit Default Swaps	-	(82,950)	-	(82,950)
Options Written	(34,070)	-	-	(34,070)
Total Liabilities	$(6,863,348)	$(4,538,639)	$-	$(11,401,987)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument. Written options are reported at their market value at period end date.

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

	Asset-Backed	Corporate	Corporate
	Obligations	Convertible Bonds	Non-Convertible Bonds	Foreign Bonds	Total
Balance as of 03/31/09	$-	$3,171,026	$271,400	$-	$3,442,426
Accrued Accretion / (Amortization)	-	328	-	-	328
Realized Gain (Loss)
Change in Unrealized Appreciation / (Depreciation)	(15,062)	(220,045)	-	(13,157)	(248,264)
Net Purchase / (Sales)	1,924,183	(1,585,157)	-	589,272	928,298
Transfers In / (Out)	-	(483,750)	(271,400)	-	(755,150)
Balance as of 06/30/09	$1,909,121	$882,402	$-	$576,115	$3,367,638

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL
INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (Unaudited)

Shares	Security Description	Value
Long Positions - 89.4%
Equity Securities - 41.3%
Common Stocks - 38.7%
Consumer Discretionary - 4.6%
32,000	Abercrombie & Fitch Co., Class A	$812,480
15,600	Advance Auto Parts, Inc. (f)	647,244
20,000	Aeropostale, Inc. (a) (f)	685,400
19,750	Airgas, Inc. (f)	800,468
21,900	Ambassadors Group, Inc. (f)	301,563
8,075	American Commercial Lines, Inc. (a) (f)	125,001
168,000	American Eagle Outfitters, Inc. (f)	2,380,560
28,300	AnnTaylor Stores Corp. (a) (f)	225,834
2,600	Apollo Group, Inc., Class A (a) (f)	184,912
23,900	ATC Technology Corp. (a) (f)	346,550
82,400	Bed Bath & Beyond, Inc. (a) (f) (j)	2,533,800
27,000	Big Lots, Inc. (a) (f)	567,810
21,400	Biovail Corp. (f)	287,830
6,400	BJ's Wholesale Club, Inc. (a) (f)	206,272
93,880	Blockbuster, Inc., Class A (a)	62,900
11,900	Bunge, Ltd. (f)	716,975
33,200	Burger King Holdings, Inc. (f)	573,364
25,100	California Pizza Kitchen, Inc. (a) (f)	333,579
8,700	Campbell Soup Co. (f)	255,954
228,780	Carmax, Inc. (a) (f)	3,363,066
5,500	CEC Entertainment, Inc. (a) (f)	162,140
23,800	Charlotte Russe Holding, Inc. (a) (f)	306,544
6,900	Choice Hotels International, Inc.	183,609
25,000	Church & Dwight Co., Inc.	1,357,750
100,000	Cintas Corp.	2,284,000
21,500	Coach, Inc. (f)	577,920
32,900	Coca-Cola Enterprises, Inc. (f)	547,785
5,200	Costco Wholesale Corp. (f)	237,640
33,506	Dana Holding Corp. (a)	42,888
35,400	Domino's Pizza, Inc. (a) (f)	265,146
50,000	Hillenbrand, Inc.	832,000
40,400	Knoll, Inc. (f)	306,232
200	Kraft Foods, Inc., Class A (f)	5,068
85,400	Lowe's Cos., Inc. (f)	1,657,614
28,200	Marvel Entertainment, Inc. (a) (f)	1,003,638
3,533	McDonald's Corp.	203,112
140,000	Mobile Mini, Inc. (a)	2,053,800
55,975	Mohawk Industries, Inc. (a) (f) (j)	1,997,188
4,800	Nike, Inc., Class B	248,544
6,000	Owens & Minor, Inc.	262,920
17,900	Panera Bread Co., Class A (a) (f)	892,494
15,900	Polaris Industries, Inc. (f)	510,708
23,500	Republic Airways Holdings, Inc. (a) (f)	153,455
4,750	Ross Stores, Inc.	183,350
122,955	Royal Caribbean Cruises, Ltd. (f)	1,664,811
49,800	Sara Lee Corp. (f)	486,048
19,473	Sears Holdings Corp. (a)	1,295,344
150,000	Sonic Corp. (a)	1,504,500
45,000	Staples, Inc. (f)	907,650
53,850	Steak n Shake Co. (a) (f)	470,649
57,450	Target Corp. (f)	2,267,552
16,600	The Cato Corp., Class A (f)	289,504
25,400	Timberland Co., Class A (a) (f)	337,058
26,700	TJX Cos., Inc. (f)	839,982
7,000	Toro Co. (f)	209,300
23,100	Under Armour, Inc., Class A (a) (f)	516,978
9,100	Vail Resorts, Inc. (a) (f)	244,062
8,300	WABCO Holdings, Inc. (f)	146,910
2,295	Walgreen Co. (j)	67,473
6,000	Wal-Mart Stores, Inc. (f)	290,640
54,642	Warner Music Group Corp. (a)	319,656
7,700	WESCO International, Inc. (a) (f)	192,808
67,000	Williams-Sonoma, Inc.	795,290
8,400	WMS Industries, Inc. (a) (f)	264,684
39,000	Yum! Brands, Inc. (f)	1,300,260
		46,098,266

Consumer Staples - 7.0%
106,750	Accenture, Ltd., Class A (f) (j)	3,571,855
9,100	Alberto-Culver Co. (f)	231,413
13,300	Alliance Data Systems Corp. (a) (f)	547,827
12,400	AmerisourceBergen Corp. (f)	219,976
30,700	AMN Healthcare Services, Inc. (a) (f)	195,866
440,000	Anhui Expressway Co., Ltd., Class H	248,669
14,700	Arbitron, Inc. (f)	233,583
16,300	Boston Scientific Corp. (a)	165,282
25,000	Brink's Home Security Holdings, Inc. (a)	707,750
4,300	Capella Education Co. (a) (f)	257,785
4,900	Chemed Corp. (f)	193,452

166,526	Coca-Cola Co. (f)	7,991,583
70,000	Coinstar, Inc. (a)	1,869,000
4,600	Comdisco Holdings Co., Inc. (a)	33,580
15,000	Compass Minerals International, Inc.	823,650
20,000	ConAgra Foods, Inc. (f)	381,200
14,700	Consolidated Graphics, Inc. (a) (f)	256,074
19,300	Corporate Executive Board Co. (f)	400,668
35,250	Dean Foods Co. (a) (f)	676,448
57,500	Diageo PLC, ADR (f)	3,291,875
9,800	Edwards Lifesciences Corp. (a) (f)	666,694
75,000	Equifax, Inc.	1,957,500
52,000	Genpact, Ltd. (a) (f)	611,000
11,300	H&E Equipment Services, Inc. (a) (f)	105,655
15,600	H&R Block, Inc. (f)	268,788
34,400	Health Net, Inc. (a) (f)	534,920
18,200	Hewitt Associates, Inc., Class A (a) (f)	541,996
25,172	HJ Heinz Co. (f)	898,640
21,800	Illumina, Inc. (a) (f)	848,892
8,600	Immucor, Inc. (a) (f)	118,336
21,800	Invacare Corp. (f)	384,770
24,300	Iron Mountain, Inc. (a) (f)	698,625
6,300	ITT Educational Services, Inc. (a) (f)	634,158
9,400	J&J Snack Foods Corp. (f)	337,460
220,000	Jiangsu Expressway Co., Ltd., Class H	161,522
3,800	Johnson & Johnson	215,840
16,500	Kenexa Corp. (a) (f)	190,905
9,000	Kroger Co.	198,450
17,800	Manpower, Inc. (f)	753,652
6,985	MasterCard, Inc., Class A	1,168,660
80,000	McCormick & Co., Inc.	2,602,400
2,792	Mesa Air Group, Inc. (a)	279
33,100	Moody's Corp. (f)	872,185
3,300	NewMarket Corp. (f)	222,189
12,600	Orthofix International NV (a) (f)	315,126
11,800	Peet's Coffee & Tea, Inc. (a) (f)	297,360
6,900	Pepsi Bottling Group, Inc. (f)	233,496
156,020	PepsiCo, Inc. (f)	8,574,859
78,600	Philip Morris International, Inc. (f)	3,428,532
21,686	Quanta Services, Inc. (a)	501,597
199,080	Robert Half International, Inc. (f)	4,702,270
27,100	RR Donnelley & Sons Co. (f)	314,902
446,000	Shenzhen Expressway Co., Ltd., Class H	212,352
942,000	Sichuan Expressway Co., Ltd., Class H (a)	388,952
8,425	St. Jude Medical, Inc. (a) (f)	346,268
12,800	Steiner Leisure, Ltd. (a) (f)	390,784
3,000	Strayer Education, Inc. (f)	654,330
15,300	SurModics, Inc. (a) (f)	346,239
11,000	Sysco Corp. (f)	247,280
6,700	Techne Corp. (f)	427,527
22,000	Thoratec Corp. (a) (f)	589,160
160,000	Total System Services, Inc.	2,142,400
160,000	Toyota Industries Corp., ADR	3,988,192
22,386	Visa, Inc., Class A (f)	1,393,752
6,100	VistaPrint, Ltd. (a) (f)	260,165
23,800	Vital Images, Inc. (a) (f)	270,130
40,000	Watson Wyatt Worldwide, Inc., Class A	1,501,200
12,600	Western Union Co. (f)	206,640
15,500	Wright Express Corp. (a) (f)	394,785
274,000	Zhejiang Expressway Co., Ltd., Class H	217,431
		69,636,781

Energy - 2.3%
26,979	Canadian Natural Resources, Ltd.	1,416,128
35,670	Canadian Oil Sands Trust	852,228
27,128	Canadian Oil Sands Trust	648,143
4,142	Chevron Corp. (f)	274,408
3,425	China Petroleum & Chemical Corp., ADR	259,821
3,687	CNOOC, Ltd., ADR	453,612
114,500	ConocoPhillips (f) (j)	4,815,870
22,900	Continental Resources, Inc. (a) (f)	635,475
37,550	Covanta Holding Corp. (a) (f)	636,848
21,657	EnCana Corp.	1,071,372
20,800	Encore Acquisition Co. WI (a) (f)	641,680
16,500	EQT Corp. (f)	576,015
13,400	Exterran Holdings, Inc. (a) (f)	214,936
4,000	Exxon Mobil Corp. (f)	279,640
4,500	First Solar, Inc. (a) (f)	729,540
16,200	Holly Corp. (f)	291,276
19,825	Imperial Oil, Ltd. (f)	762,470
68,300	Key Energy Services, Inc. (a) (f)	393,408
19,700	Marathon Oil Corp. (f)	593,561
5,000	Murphy Oil Corp. (f)	271,600
21,800	Nexen, Inc.	471,970
4,600	Occidental Petroleum Corp. (f)	302,726
33,400	Patterson-UTI Energy, Inc. (f)	429,524
27,975	Penn West Energy Trust	356,122
4,283	PetroChina Co. Ltd., ADR	473,186
27,800	Petrohawk Energy Corp. (a) (f)	619,940

17,200	Questar Corp. (f)	535,092
21,800	RPC, Inc. (f)	182,030
7,200	SEACOR Holdings, Inc.(a) (f)	541,728
16,100	Southwestern Energy Co. (a) (f)	625,485
49,557	Suncor Energy, Inc.	1,503,559
9,400	Sunoco, Inc. (f)	218,080
12,900	Talisman Energy, Inc. (f)	184,341
9,200	Unit Corp. (a) (f)	253,644
13,800	Valero Energy Corp. (f)	233,082
		22,748,540

Financials - 7.6%
8,900	Allstate Corp. (f)	217,160
57,000	American Express Co. WI	1,324,680
700,000	AmeriCredit Corp. (a)	9,485,000
20,700	Ameriprise Financial, Inc. (f)	502,389
110,000	Arthur J Gallagher & Co.	2,347,400
50,200	Astoria Financial Corp. (f)	430,716
11,900	Axis Capital Holdings, Ltd. (f)	311,542
36,100	Banco Latinoamericano de Exportaciones SA (f)	448,723
301,160	Bancorp Bank (a)	1,806,960
74,500	Bank of America Corp.	983,400
153,312	Bank of New York Mellon Corp. (f) (j)	4,493,575
16,600	Bank of the Ozarks, Inc. (f)	359,058
25,600	BB&T Corp. (f)	562,688
92	Berkshire Hathaway, Inc., Class A (a) (f)	8,280,000
39,100	Charles Schwab Corp. (f)	685,814
9,900	Chubb Corp. (f)	394,812
12,800	City Holding Corp. (f)	388,608
5,982	CME Group, Inc., Class A	1,861,060
112,500	Computershare, Ltd.	817,685
6,600	Credicorp, Ltd. (a) (f)	384,120
12,428	Deutsche Boerse AG	963,262
45,000	Entertainment Properties Trust REIT	927,000
2,800	Everest Re Group, Ltd. (f)	200,396
470	Fairfax Financial Holdings, Ltd.	117,260
19,300	Federated Investors, Inc., Class B (f)	464,937
166,442	Fifth Third Bancorp	1,181,738
34,725	First Marblehead Corp. (a) (f)	70,145
38,530	Franklin Resources, Inc.	2,774,545
13,500	Hancock Holding Co. (f)	438,615
3,800	Hanover Insurance Group, Inc. (f)	144,818
24,300	Hartford Financial Services Group, Inc. (f)	288,441
3,040	HDFC Bank, Ltd., ADR	313,515
110,200	Hong Kong Exchanges and Clearing, Ltd.	1,716,265
46,000	Horace Mann Educators Corp. (f)	458,620
43,200	Hudson City Bancorp, Inc. (f)	574,128
41,793	Icahn Enterprises LP	1,639,121
8,305	ICICI Bank, Ltd., ADR	244,998
12,700	Infinity Property & Casualty Corp. (f)	463,042
21,915	IntercontinentalExchange, Inc. (a) (f)	2,503,570
7,900	Investment Technology Group, Inc. (a) (f)	161,081
155,299	LaBranche & Co., Inc. (a)	667,786
13,050	Life Partners Holdings, Inc. (f)	185,049
19,100	LTC Properties, Inc. REIT(f)	390,595
11,300	Max Capital Group, Ltd. (f)	208,598
48,190	Nasdaq OMX Group, Inc. (a)	1,026,929
10,275	Nationwide Health Properties, Inc. REIT	264,479
35,900	NewAlliance Bancshares, Inc. (f)	412,850
19,770	Northern Trust Corp. (f)	1,061,254
78,942	NYSE Euronext (f)	2,151,170
26,400	optionsXpress Holdings, Inc. (f)	409,992
25,800	Oriental Financial Group, Inc. (f)	250,260
6,100	Park National Corp. (f)	344,528
138,070	PrivateBancorp, Inc. (f)	3,070,677
22,450	Progressive Corp. (a)	339,220
26,000	Provident Financial Services, Inc. (f)	236,600
4,800	Prudential Financial, Inc. (f)	178,656
200,000	Resource America, Inc., Class A	1,076,000
8,400	RLI Corp. (f)	376,320
153,400	Singapore Exchange, Ltd.	751,961
22,300	St. Joe Co. (a) (f)	590,727
27,035	State Street Corp.	1,276,052
14,400	SWS Group, Inc. (f)	201,168
4,700	T. Rowe Price Group, Inc. (f)	195,849
19,700	TD Ameritrade Holding Corp. (a) (f)	345,538
26,600	TradeStation Group, Inc. (a) (f)	225,036
15,300	Trustmark Corp. (f)	295,596
50,690	UBS AG (a) (f)	618,925
19,700	United Bankshares, Inc. (f)	384,938
259,408	Urbana Corp., Class A (a)	338,993
69,850	US Global Investors, Inc., Class A	646,811
286,000	Value Partners Group, Ltd.	124,363
19,900	Ventas, Inc. REIT (f)	594,214
18,100	Washington Federal, Inc. (f)	235,300
179,000	Wells Fargo & Co. (f)	4,342,540
12,800	Westamerica Bancorp. (f)	635,008
		76,184,869

Health Care - 2.6%
19,400	Aetna, Inc. (f)	485,970
50,000	Amylin Pharmaceuticals, Inc. (a) (f)	675,000
5,894	Baxter International, Inc. (f)	312,146
45,000	Beckman Coulter, Inc.	2,571,300
20,000	Covance, Inc. (a)	984,000
30,000	Covidien PLC	1,123,200
1,700	C.R. Bard, Inc. (f)	126,565
5,100	Endo Pharmaceuticals Holdings, Inc. (a) (f)	91,392
821,057	EPIX Pharmaceuticals, Inc. (a) (f)	110,843
20,300	ev3, Inc.	217,616
11,000	Express Scripts, Inc. (a) (f)	756,250
15,700	Forest Laboratories, Inc. (a) (f)	394,227
2,500	Haemonetics Corp. (a) (f)	142,500
6,389	Henry Schein, Inc. (a) (f)	306,353
12,300	Lincare Holdings, Inc. (a) (f)	289,296
6,900	Magellan Health Services, Inc. (a)	226,458
9,825	Medco Health Solutions, Inc. (a)	448,118
30,000	Perrigo Co.	833,400
500,000	Pfizer, Inc.	7,500,000
34,925	Quest Diagnostics, Inc. WI (f)	1,970,818
95,950	UnitedHealth Group, Inc. (f) (j)	2,396,831
29,900	Valeant Pharmaceuticals International (a) (f)	769,028
20,700	Vertex Pharmaceuticals, Inc. (a) (f)	737,748
51,600	WellPoint, Inc. (a) (f)	2,625,924
		26,094,983

Industrials - 4.4%
44,000	3M Co. (f)	2,644,400
17,200	Ametek, Inc. (f)	594,776
15,200	Apogee Enterprises, Inc. (f)	186,960
2,266,000	Beijing Capital International Airport Co., Ltd., Class H	1,587,652
105,900	Boeing Co. (f)	4,500,750
80,000	Brink's Co.	2,322,400
52,915	Burlington Northern Santa Fe Corp. (f)	3,891,370
257,682	Cemex SAB de C.V., ADR (f)	2,406,750
19,000	Cooper Industries Ltd., Class A (f)	589,950
3,800	Crane Co. (f)	84,778
30,800	Crown Holdings, Inc. (a) (f)	743,512
29,645	CSX Corp. (f)	1,026,606
13,700	Diana Shipping, Inc. (f)	182,484
5,100	Dionex Corp. (a) (f)	311,253
16,300	Dolby Laboratories, Inc., Class A (a) (f)	607,664
23,300	Dycom Industries, Inc. (a) (f)	257,931
41,000	Emerson Electric Co. (f)	1,328,400
11,700	Energizer Holdings, Inc. (a) (f)	611,208
12,600	Gardner Denver, Inc. (a) (f)	317,142
12,900	Garmin, Ltd. (f)	307,278
5,300	Goodrich Corp. (f)	264,841
51,400	Graco, Inc. (f)	1,131,828
9,944	Guangshen Railway Co. Ltd., ADR	233,883
13,600	Gulf Island Fabrication, Inc. (f)	215,288
15,600	Harsco Corp. (f)	441,480
35,000	Herbalife, Ltd. (f)	1,103,900
22,800	JB Hunt Transport Services, Inc. (f)	696,084
37,700	John Bean Technologies Corp. (f)	472,004
5,700	Kaiser Aluminum Corp. (f)	204,687
347	Kansas City Southern (a) (f)	5,590
8,700	Kirby Corp. (a) (f)	276,573
84,300	Lancaster Colony Corp. (f)	3,715,101
25,500	Landstar System, Inc. (f)	915,705
11,600	Lennox International, Inc. (f)	372,824
3,555	Lockheed Martin Corp. (f)	286,711
6,100	Martin Marietta Materials, Inc. (f)	481,168
15,240	Norfolk Southern Corp.	574,091
8,600	Northrop Grumman Corp. (f)	392,848
6,200	Overseas Shipholding Group, Inc. (f)	211,048
1,950	Parker Hannifin Corp. (f)	83,772
10,200	Raven Industries, Inc. (f)	261,120
4,900	SPX Corp.	239,953
7,461	Stericycle, Inc. (a) (f)	384,465
717,000	Tianjin Port Development Holdings, Ltd.	313,628
17,700	Tsakos Energy Navigation, Ltd. (f)	285,678
12,000	TYCO International, Ltd. (f)	311,760
18,021	Union Pacific Corp. (f)	938,173
47,250	United Parcel Service, Inc., Class B (f) (j)	2,362,028
165,540	USG Corp. (a) (f)	1,666,988
9,400	Varian, Inc. (a) (f)	370,642
13,700	Zebra Technologies Corp., Class A (a) (f)	324,142
		44,041,267

Information Technology - 3.0%
25,000	Adobe Systems, Inc. (a) (f)	707,500
18,800	Advent Software, Inc. (a) (f)	616,452
36,900	Altera Corp. (f)	600,732
83,600	Automatic Data Processing, Inc. (f)	2,962,784
16,900	BMC Software, Inc. (a) (f)	571,051

57,870	Broadridge Financial Solutions, Inc.	959,485
9,600	Cerner Corp. (a) (f)	597,984
120,000	Dell, Inc. (a)	1,647,600
28,400	DST Systems, Inc. (a) (f)	1,049,380
3,200	Dun & Bradstreet Corp. (f)	259,872
20,900	Global Payments, Inc. (f)	782,914
8,058	Hewlett-Packard Co. (f)	311,442
17,000	Ingram Micro, Inc. (a) (f)	297,500
45,900	Integrated Device Technology, Inc. (a) (f)	277,236
3,391	International Business Machines Corp. (f)	354,088
50,000	International Game Technology	795,000
25,200	Intersil Corp. (f)	316,764
80,000	Jack Henry & Associates, Inc.	1,660,000
339,825	Microsoft Corp. (f)	8,077,640
3,400	MicroStrategy, Inc., Class A (a) (f)	170,748
27,382	MSCI, Inc., Class A (a)	669,216
21,675	Oracle Corp. (f)	464,279
14,500	Progress Software Corp. (a) (f)	306,965
41,460	Scientific Learning Corp. (a) (f)	80,847
86,400	SEI Investments Co. (f)	1,558,656
8,700	Sybase, Inc. (a) (f)	272,658
15,900	Texas Instruments, Inc. (f)	338,670
23,400	VMware, Inc., Class A (a) (f)	638,118
14,600	Websense, Inc.	260,464
35,200	Western Digital Corp. (a) (f)	932,800
29,700	Xilinx, Inc. (f)	607,662
12,500	Yahoo!, Inc. (a)	195,750
25,700	Zoran Corp. (a) (f)	280,130
		29,622,387

Materials - 1.5%
18,700	Allegheny Technologies, Inc. (f)	653,191
69,352	Anglo American PLC, ADR	1,015,313
16,610	BHP Billiton, Ltd., ADR	909,065
11,100	Carpenter Technology Corp. (f)	230,991
34,055	Franco-Nevada Corp.	818,620
25,224	Freeport-McMoRan Copper & Gold, Inc., Class B	1,263,975
21,400	Innospec, Inc. (f)	230,050
75,000	International Flavors & Fragrances, Inc.	2,454,000
10,000	Itron, Inc. (a) (f)	550,700
10,900	Lubrizol Corp. (f)	515,679
7,100	Minerals Technologies, Inc. (f)	255,742
13,800	Nucor Corp. (f)	613,134
18,500	Plum Creek Timber Co., Inc. REIT (f)	550,930
8,440	Potash Corp. of Saskatchewan, Inc.	785,342
10,000	Praxair, Inc. (f)	710,700
7,006	Rio Tinto PLC, ADR	1,148,073
14,200	Schnitzer Steel Industries, Inc., Class A (f)	750,612
6,300	Sherwin-Williams Co. (f)	338,625
21,000	Sigma-Aldrich Corp. (f)	1,040,760
11,700	Southern Copper Corp. (f)	239,148
		15,074,650

Telecommunication Services - 4.8%
4,700	Adtran, Inc. (f)	100,909
24,600	American Tower Corp., Class A (a) (f)	775,638
37,800	Cablevision Systems Corp., Class A (f)	733,698
83,100	CVS/Caremark Corp. (f)	2,648,397
29,400	DIRECTV Group, Inc. (a) (f)	726,474
105,000	DISH Network Corp., Class A (a)	1,702,050
65,100	EarthLink, Inc. (a) (f)	482,391
446,400	eBay, Inc. (a) (f)	7,646,832
9,700	Equinix, Inc. (a) (f)	705,578
12,100	Factset Research Systems, Inc. (f)	603,427
10,800	j2 Global Communications, Inc. (a) (f)	243,648
20,700	John Wiley & Sons, Inc., Class A (f)	688,275
16,100	Leap Wireless International, Inc. (a) (f)	530,173
5,000	Liberty Global, Inc., Class A (a) (f)	79,450
29,600	Liberty Media Corp. - Entertainment, Class A (a) (f)	791,800
770,000	Liberty Media Corp. - Interactive, Class A (a)	3,857,700
28,300	LoopNet, Inc. (a) (f)	219,325
10,800	McGraw-Hill Cos., Inc. (f)	325,188
31,100	MetroPCS Communications, Inc. (a) (f)	413,941
20,400	NetFlix, Inc. (a) (f)	843,336
21,100	NeuStar, Inc., Class A (a) (f)	467,576
1,050,000	News Corp., Class A	9,565,500
24,700	Plantronics, Inc. (f)	467,077
4,900	Qualcomm, Inc. (f)	221,480
44,700	Qwest Communications International, Inc.	185,505
22,900	S1 Corp. (a) (f)	158,010
8,500	Shaw Communications, Inc., Class B (f)	143,225
12,000	Sohu.com, Inc. (a) (f)	753,960
17,200	Symantec Corp. (a) (f)	267,632
21,800	Telefon AB LM Ericsson, ADR	213,204
54,600	TIBCO Software, Inc. (a) (f)	391,482
39,000	ValueClick, Inc. (a) (f)	410,280
393,000	Viacom, Inc., Class B (a)	8,921,100
83,150	Walt Disney Co. (f)	1,939,890
		48,224,151

Utilities - 0.9%
52,600	AES Corp. (a) (f)			610,686
19,100	Alliant Energy Corp. (f)			499,083
4,100	Ameren Corp. (f)			102,049
100,000	Atmos Energy Corp.			2,504,000
115,537	Calpine Corp. (a)			1,288,238
9,600	DTE Energy Co. (f)			307,200
141,000	Dynegy, Inc., Class A (a)			320,070
22,500	El Paso Electric Co. (a) (f)			314,100
14,500	Energen Corp. (f)			578,550
2,600	FirstEnergy Corp. (f)			100,750
9,600	FPL Group, Inc. (f)			545,856
23,051	Mirant Corp. (a)			362,823
15,300	National Fuel Gas Co. (f)			552,024
9,585	NRG Energy, Inc. (a)			248,827
6,800	NV Energy, Inc. (f)			73,372
12,800	Public Service Enterprise Group, Inc. (f) (h)			417,664
31,209	RRI Energy, Inc. (a)			156,357
7,800	Sempra Energy (f)			387,114
				9,368,763
Total Common Stocks (Cost $394,600,826)				387,094,657

Shares	Security Description	Rate		Value
Convertible Preferred Stock - 2.6%
Consumer Discretionary - 0.1%
4,856	Callaway Golf Co. (a) (f)	7.50%		447,359

Consumer Staples - 0.3%
12,802	Archer-Daniels-Midland Co.	6.25		467,145
8,949	Autoliv, Inc. (a) (f)	8.00		369,325
12,050	Bunge, Ltd. (f)	4.88		979,063
625	Bunge, Ltd. (f)	5.13		353,125
6,341	Johnson Controls, Inc. (f)	11.50		686,160
732	Universal Corp./Richmond, VA (f)	6.75		589,443
				3,444,261
Energy - 0.0%
3,284	Whiting Petroleum Corp. (a) (f)	6.25		323,934

Financials - 1.1%
84,101	Alexandria Real Estate Equities, Inc., Series D (f)	7.00		1,133,681
70,000	American International Group, Inc. (c)	7.70		632,100
16,526	AMG Capital Trust I (f)	5.10		479,254
28,762	AMG Capital Trust II (a) (f)	5.15		688,490
25,500	BAC Capital Trust XII	6.88		466,395
14,467	Federal National Mortgage Association, Series L	5.13		21,266
83,000	Federal National Mortgage Association, Series I	5.38		142,760
600	Federal National Mortgage Association, Series G (c)	4.59		792
11,464	KeyCorp (f)	7.75		796,748
28,762	Legg Mason, Inc. (f)	7.00		724,802
84	Regions Financing Trust I, Series B (a) (f)	10.00		84,324
62,023	SLM Corp., Series A	6.97		2,189,412
3,511	SLM Corp., Series C (f)	7.25		1,993,370
2,095	Wells Fargo & Co. (f)	7.50		1,644,512
				10,997,906

Health Care - 0.5%
70	HealthSouth Corp., Series A (b) (f)	6.50		45,605
1,401	HealthSouth Corp., Series A (f)	6.50		912,752
6,257	Inverness Medical Innovations, Inc., Series B (f)	3.00		1,394,724
1,995	Mylan, Inc. (f)	6.50		1,718,493
19,272	Omnicare Capital Trust II (f)	4.00		688,974
				4,760,548

Industrials - 0.1%
1,607	Kansas City Southern (f)	5.13		1,181,145

Telecommunication Services - 0.5%
10,339	Crown Castle International Corp. (f)	6.25		489,552
323	Interpublic Group of Cos., Inc., Series B (b) (f)	5.25		167,233
9,355	Interpublic Group of Cos., Inc., Series B (f)	5.25		4,810,332
				5,467,117

Total Convertible Preferred Stock (Cost $24,547,645)				26,622,270

Total Equity Securities (Cost $419,148,471)				413,716,927

			Maturity
Principal			Date
Fixed-Income Securities - 42.4%
Asset Backed Obligations - 8.1%
513,882	Adjustable Rate Mortgage Trust, Series 2005-12A 2A1 (c)	5.66	03/25/36	279,338
226,351	Adjustable Rate Mortgage Trust, Series 2005-8A (c) (f)	5.43	11/25/35	148,527
134,367	Adjustable Rate Mortgage Trust, Series 2006-1B 3A3 (c)	5.87	03/25/36	74,930
268,073	Alliance Bancorp Trust, Series 2007-OA7 A1 (c) (f)	0.76	07/25/37	104,043

765,000	American Airlines, Inc.	10.38	07/02/19	773,606
990,000	American Home Mortgage Assets Trust, Series 2007-4 A2 (c)	0.71	08/25/37	388,426
390,000	Asset Backed Funding Corp., Series 2006-HE1 M2 (c)	0.80	01/25/37	1,358
1,875,000	Asset Backed Funding Corp., Series 2006-NC1 M2 (b) (c)	1.77	05/25/37	125,051
1,500,000	Asset Backed Funding Corp., Series 2007-WMC1 A2B (c)	1.52	06/25/37	472,481
515,949	Banc of America Funding Corp., Series 2006-F 1A1 (c)	5.19	07/20/36	334,144
674,832	Banc of America Funding Corp., Series 2007-8 2A1	7.00	10/25/37	429,720
110,000	Bayview Financial Asset Trust, Series 2005-D AF3 (c)	5.50	12/28/35	80,455
386,501	Bear Stearns Adjustable Rate Mortgage, Series 2007-5 1A1 (c)	5.80	08/25/47	222,047
1,421,787	Bear Stearns Alt-A Trust, Series 2005-4B 21A (c)	4.83	05/25/35	714,678
309,702	Bear Stearns Alt-A Trust,Series 2006-2B 3A1 (c)	5.81	03/25/36	137,476
341,624	Bear Stearns Asset Backed Securities Trust, Inc., Series 2007-HE6 1A1 (c)	1.77	08/25/37	202,970
1,500,000	BNC Mortgage Loan Trust, Series 2007-3 A3 (c)	0.65	07/25/37	515,781
692,507	BNC Mortgage Loan Trust, Series 2007-4 A3A (c)	0.77	11/25/37	543,548
824,000	Centex Home Equity, Series 2005-C AF6	4.64	06/25/35	651,416
1,300,000	Centex Home Equity, Series 2006-A1 1A1 (c)	0.77	06/25/36	491,487
166,467	Chase Mortgage Finance Corp., Series 2005-A1 1A1 (c) (f)	5.41	12/25/35	129,844
125,000	Chase Mortgage Finance Corp., Series 2005-A1 2A3 (c) (f)	5.24	12/25/35	71,028
1,200,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2 A5	6.04	09/25/36	740,563
1,400,000	Citicorp Residential Mortgage Securities, Inc., Series 2007-1 A5 (f)	6.05	03/25/37	800,991
160,000	Citigroup Bank Commercial Mortgage Trust, Series 2007-CD5 A4	5.89	11/15/44	127,993
75,000	Citigroup Commercial Mortgage Trust, Series 2007-C6 A4 (c)	5.70	12/10/49	59,506
1,118,151	Citigroup Mortgage Loan Trust, Inc., 2007-AR8 2A1A	5.91	07/25/37	691,431
1,300,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3 A3B (c)	0.69	07/25/45	503,393
9,734	Citigroup Mortgage Loan Trust, Inc., Series 2005-WFI A2 (c)	4.49	02/25/35	9,115
415,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2 M1 (c)	0.79	01/25/37	3,675
195,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2 M2 (c)	0.81	01/25/37	1,251
100,302	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC4 A2A	0.58	05/25/37	77,567
1,285,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1 A4 (c)	0.72	01/25/37	248,572
800,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2 A3 (c)	0.70	03/25/37	276,580
1,250,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2 M1 (c)	0.92	03/25/37	65,995
925,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3 A2 (c)	0.68	06/25/37	475,067
1,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3 M2 (c)	0.79	06/25/37	62,437
1,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2B (c)	1.57	07/25/37	445,771
285,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2C (c)	1.82	07/25/37	111,557
109,282	Citimortgage Alternative Loan Trust, Series 2007-A4 1A6 (c)	5.75	04/25/37	77,976
1,300,000	Colbalt CMBS Commercial Mortgage Trust, Series 2006-C1 A4	5.22	08/15/48	938,930
1,295,000	Commercial Mortgage Loan Trust, Series 2008-LS1 A4B	6.22	12/10/49	963,982
1,250,000	Conseco Finance, Series 2002-C BF1 (c)	8.00	06/15/32	699,908
350,000	Continental Airlines, Inc. (g)	9.00	01/08/18	351,750
49,892	Continental Airlines, Inc.	7.46	04/01/15	43,905
100,000	Continental Airlines, Inc. (f)	5.98	04/19/22	84,000
88,133	Countrywide Alternative Loan Trust, Series 2004-J10 4CB1 (f)	6.50	10/25/34	76,421
303,430	Countrywide Alternative Loan Trust, Series 2005-43 4A1 (c) (f)	5.66	10/25/35	171,495
116,948	Countrywide Alternative Loan Trust, Series 2005-50CB 1A1	5.50	11/25/35	74,124
462,469	Countrywide Alternative Loan Trust, Series 2006-36T2 1A1 (c)	0.63	12/25/36	175,581
91,616	Countrywide Alternative Loan Trust, Series 2006-7CB 3A1	5.25	05/25/21	55,111
1,505,655	Countrywide Alternative Loan Trust, Series 2006-OA2 X1P	0.00	05/20/46	22,585
846,209	Countrywide Alternative Loan Trust, Series 2006-OA22 A1 (c)	0.68	02/25/47	319,670
1,027,000	Countrywide Alternative Loan Trust, Series 2007-7 2A2 (c)	0.68	10/25/47	614,525
1,019,631	Countrywide Alternative Loan Trust, Series 2007-OH1 A1A (c)	0.40	04/25/47	769,044
1,740,000	Countrywide Asset Backed Certificates, Series 2007-10 2A2 (c)	0.64	06/25/47	1,023,180
714,571	Countrywide Asset-Backed Certificates, Series 2007-13 2A1	1.42	10/25/47	443,013
144,051	Countrywide Asset-Backed Certificates, Series 2007-9 2A1	0.58	06/25/47	111,325
591,622	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY. 4A1 (c)	5.98	06/25/47	368,739
1,174,680	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3 2A1 (c)	5.63	06/25/47	727,418
723,352	Countrywide Home Loans, Series 2007-HYB2 3A1	5.37	05/25/37	370,873
1,400,000	Credit Suisse Commercial Mortgage Trust, Series 2006-C5 A3	5.31	12/15/39	963,558
36,083	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR24 2A4 (c) (f)	4.66	10/25/33	29,596
200,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5 A3 (c)	5.10	08/15/38	178,947
1,437,353	Credit Suisse Mortgage Capital Certificates, Series 2006-6 2A1 (c)	1.12	07/25/36	629,414
392,039	Credit Suisse Mortgage Capital Certificates, Series 2006-8 3A1	6.00	10/25/21	258,847
1,455,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB4 AV3 (c)	0.46	05/25/36	467,638
1,600,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB8 M2 (c)	0.82	10/25/36	9,273
564,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A2 (c)	0.63	11/25/36	227,390
845,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A4 (c)	0.75	11/25/36	232,776
1,563,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB4 M1 (c)	0.84	04/25/37	19,670
1,500,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB5 A3 (c)	0.77	04/25/37	261,779
500,000	CW Capital Cobalt, Ltd., Series 2007-C3 AJ (c)	6.02	05/15/46	155,120
550,000	Delta Airlines, Inc., Pass-Through Trust	7.57	11/18/10	525,250
1,407,471	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 20007-OA2 A1 (c)	2.59	04/25/47	514,306
1,447,199	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-AR1 A4 (c)	0.68	01/25/47	323,638
77,935	Equity One ABS, Inc., Series 2002-4 M1 (c)	5.22	02/25/33	35,594
15,791,320	FINOVA Group, Inc. (d)	7.50	11/15/09	1,302,784
2,800,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF11 2A3 (c)	0.67	08/25/36	785,445
2,500,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18 M1 (c) (f)	0.75	12/25/37	11,855
930,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF1 A2C (c)	0.66	01/25/38	263,545
1,334,627	First Horizon Alternative Mortgage Securities, Series 2005-AA3 2A1 (c)	4.75	05/25/35	741,117
916,989	First Horizon Alternative Mortgage Securities, Series 2006-AA2 2A1 (c)	6.12	05/25/36	390,338
235,602	First Horizon Alternative Mortgage Securities, Series 2006-FA8 1A8 (c)	0.89	02/25/37	104,619
1,130,000	First Horizon Mortgage Securities Pass-Through Trust, Series 2005-AR6 2A1B	5.54	01/25/36	588,938
200,000	General Electric Capital Commercial Mortgage Corp., Series 2006-C1 (c)	5.52	03/10/44	166,274
300,000	GMAC Commercial Mortgage Securities, Inc., Series 2002-C2 A3	5.71	10/15/38	300,615
13,570,934	Government National Mortgage Association, Series 2007-78 SG (c)	6.00	12/20/37	810,223
522,013	Green Tree Home Improvement Loan Trust, Series 1997-D HEB1	7.41	09/15/28	490,098
1,500,000	GSAA Home Equity Trust Series 2006-9 A4A (c)	0.76	06/25/36	529,427
1,650,000	GSAA Home Equity Trust Series 2007-5 2A3A (c)	0.84	04/25/47	559,968
1,092,000	GSAA Trust, Series 2005-12 AF3 (c)	5.07	09/25/35	806,424

1,630,000	GSAA Trust, Series 2005-7 AF3 (c)	4.75	05/25/35	856,924
2,503,163	GSAA Trust, Series 2007-3 1A1B (c)	0.62	03/25/47	392,211
1,950,000	GSR Mortgage Loan Trust, Series 2004-9 5A7 (c)	3.91	08/25/34	1,046,852
23,799	Harborview Mortgage Loan Trust, Series 2004-8 2A4A (c)	0.85	11/19/34	12,104
259,732	Harborview Mortgage Loan Trust, Series 2006-3 2A1A	6.43	06/19/36	116,804
2,247,359	Harborview Mortgage Loan Trust, Series 2007-5 A1A	0.50	09/25/37	924,071
900,000	HFC Home Equity Loan Asset Backed Certificates, Series 2006-3 A4 (c)	0.69	03/20/36	338,461
800,000	HFC Home Equity Loan Asset Backed Certificates, Series 2006-4 A3V	0.60	03/20/36	476,037
600,000	HFC Home Equity Loan Asset Backed Certificates, Series 2007-1 M1 (c)	0.83	03/20/36	129,588
700,000	HFC Home Equity Loan Asset Backed Certificates, Series 2007-1 M2 (c)	0.93	03/20/36	145,193
1,300,000	HFC Home Equity Loan Asset Backed Certificates, Series 2007-2 M1 (c) (f)	0.76	07/20/36	316,221
1,000,000	HFC Home Equity Loan Asset Backed Certificates, Series 2007-2 M2 (c)	0.82	07/20/36	222,471
822,206	HFC Home Equity Loan Asset Backed Certificates, Series 2007-3 APT (c)	1.65	11/20/36	538,753
100,000	HSBC Home Equity Loan Trust, Series 2006-4 A2F	5.32	03/20/36	92,698
149,157	Indymac INDA Mortgage Loan Trust, Series 2006-AR1 A1 (c)	5.91	08/25/36	109,941
1,012,487	Indymac Index Mortgage Loan Trust, Series 2004-AR7 A2 (c)	0.95	09/25/34	535,747
1,658,771	Indymac Index Mortgage Loan Trust, Series 2006-AR19 1A2	6.19	08/25/36	759,315
140,254	Indymac Index Mortgage Loan Trust, Series 2006-AR25 3A1 (c)	6.15	09/25/36	70,950
106,918	Indymac Index Mortgage Loan Trust, Series 2006-AR3 2A1A	6.37	03/25/36	45,236
450,000	Indymac Index Mortgage Loan Trust, Series 2006-R1 A3 (c)	5.58	12/25/35	139,005
1,220,202	Indymac Index Mortgage Loan Trust, Series 2007-AR5 1A1 (c)	6.07	05/25/37	535,330
108,544	Indymac Index Mortgage Loan Trust, Series 2007-AR7 1A1	6.14	11/25/37	70,997
1,350,000	Indymac Residential Asset Backed Trust, Series 2007-A 2A4A (c)	0.84	04/25/47	399,874
1,835,000	JP Morgan Alternative Loan Trust, Series 2006-A4 A7 (c)	6.30	09/25/36	540,065
1,240,000	JP Morgan Alternative Loan Trust, Series 2006-A6 2A5 (c)	6.05	11/25/36	369,864
593,077	JP Morgan Alternative Loan Trust, Series 2007-A2 12A2 (c)	0.62	06/25/37	465,627
225,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3 A4	4.66	01/15/42	199,198
400,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19 AJ (c)	5.94	02/12/49	120,122
200,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11 AJ (c)	6.00	06/15/49	62,413
850,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12 A4 (c)	5.88	02/15/51	638,950
454,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12 AJ (c)	6.26	02/15/51	143,269
950,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX A3	5.42	01/15/49	701,906
1,380,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH3 A4 (c)	0.45	01/25/35	550,418
323,025	JP Morgan Mortgage Acquisition Corp., Series 2007-CH3 A4 (c)	5.79	04/25/37	230,594
1,610,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH3 A4 (c)	0.42	10/25/32	741,633
2,600,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH3 A4 (c) (f)	0.73	03/25/37	623,261
900,000	JP Morgan Mortgage Acquisition Corp., Series 2007-HE1 AV4 (c)	0.80	03/25/47	231,173
2,500,000	JP Morgan Mortgage Trust, 2006-A2 2A4 (f)	5.76	04/25/36	1,195,409
120,000	JP Morgan Mortgage Trust, Series 2005-A3 11A2 (c) (f)	4.50	06/25/35	72,006
1,285,614	JP Morgan Mortgage Trust, Series 2005-A5 TA1 (c) (f)	5.43	08/25/35	1,097,350
200,000	JP Morgan Mortgage Trust, Series 2006-A2 2A2 (c) (f)	5.75	04/25/36	111,715
1,267,027	JP Morgan Mortgage Trust, Series 2007-S3 1A35 (f)	6.00	08/25/37	819,011
330,000	LB-UBS Commercial Mortgage Trust, Series 2003-C8 A4 (c)	5.12	11/15/32	309,430
41,196,340	Lehman ABS Manufactured Housing Contract, Series 2001-B AIOC (c)	0.55	05/15/41	450,980
2,000,140	Lehman XS Trust, Series 2006-14N 3A2 (c)	0.64	08/25/36	672,928
2,250,000	Lehman XS Trust, Series 2007-12N 1A3A (c)	0.72	07/25/47	264,480
1,202,673	Lehman XS Trust, Series 2007-16N 2A2 (c)	1.37	09/25/47	474,122
1,700,000	Master Adjustable Rate Mortgages Trust, Series 2007-16N 2A2 (c) (f)	3.79	11/21/34	1,074,657
750,000	Master Asset Backed Securities Trust, Series 2006-AM3 A4 (c)	0.76	10/25/36	195,888
885,000	Master Asset Backed Securities Trust, Series 2007-HE1 A3 (c)	0.73	05/25/37	289,614
34,793	Master Seasoned Securities Trust, Series 2004-1 4A1 (c)	5.01	10/25/32	30,246
1,300,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1 A2C (c)	0.77	04/25/37	392,303
154,900	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2C (c)	0.70	06/25/37	39,580
2,000,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2D (c)	0.77	06/25/37	527,929
1,500,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4 2A4 (c)	0.77	07/25/37	387,412
143,000	Merrill Lynch Mortgage Trust, Series 2007-C1 AJ (c)	6.02	06/12/50	44,579
1,150,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4 A3 (c)	5.17	12/12/49	839,775
653,500	Midstate Trust, Series 2006-1 A	5.79	10/15/40	435,701
890,000	Morgan Stanley Capital I, Series 2006-T21 A4	5.16	10/12/52	741,463
64,729	Morgan Stanley Dean Witter Capital I, Series 2000-LIFE A2 (c)	7.57	11/15/36	65,121
2,070,000	Morgan Stanley Mortgage Loan Trust, Series 2006-11 1A3 (c)	6.42	08/25/36	985,347
700,000	Morgan Stanley Mortgage Loan Trust, Series 2006-7 5A2 (c)	5.96	06/25/36	337,648
165,000	Nationstar Home Equity Loan Trust, Series 2006-B AV3 (c)	0.69	09/25/36	80,895
2,300,000	Nationstar Home Equity Loan Trust, Series 2007-A AV3 (c)	0.67	03/25/37	732,714
1,130,000	Nationstar Home Equity Loan Trust, Series 2007-C 2AV2 (c)	0.65	06/25/37	582,860
1,100,000	Newcastle Mortgage Securities Trust, Series 2007-1 2A4 (c)	0.86	04/25/37	195,177
100,000	Northwest Airlines, Inc. (f)	6.84	04/01/11	93,000
800,253	Opteum Mortgage Acceptance Corp., Series 2005-5 2A1B (c)	5.64	12/25/35	629,562
1,300,000	Opteum Mortgage Acceptance Corp., Series 2006-2 A1C (c)	0.79	07/25/36	227,103
1,650,000	Option One Mortgage Loan Trust, Series 2007-4 2A4 (c)	0.41	02/25/37	979,042
750,000	Option One Mortgage Loan Trust, Series 2007-5 2A4 (c)	0.82	05/25/37	144,118
750,000	Option One Mortgage Loan Trust, Series 2007-6 2A4 (c)	0.77	07/25/37	157,969
1,020,000	Popular ABS Mortgage Pass-Through Trust, Series 2005-6 A5	6.09	01/25/36	311,048
1,745,000	Popular ABS Mortgage Pass-Through Trust, Series 2007-A A3 (c)	0.83	06/25/47	467,966
1,030,000	Prudential Holdings LLC	8.70	12/18/23	987,527
1,025,216	Residential Accredit Loans, Inc., Series 2005-Q03 A1 (c)	0.92	10/25/45	466,761
1,005,137	Residential Accredit Loans, Inc., Series 2005-Q05 A1 (c)	2.63	01/25/46	452,150
774,279	Residential Accredit Loans, Inc., Series 2005-QA12 NB4 (c)	5.75	12/25/35	327,879
740,664	Residential Accredit Loans, Inc., Series 2006-QS12 2A18	5.75	09/25/36	526,634
754,846	Residential Accredit Loans, Inc., Series 2006-QS7 A1	6.00	06/25/36	399,584
704,483	Residential Accredit Loans, Inc., Series 2007-QS8 A10	6.00	06/25/37	437,843
631,842	Residential Asset Mortgage Products, Inc., Series 2004-SL3 A4	8.50	12/25/31	529,196
350,000	Salomon Brothers Mortgage Securities VII, Inc., Series 2002-KEY2 A3	4.87	03/18/36	341,511
1,365,000	Saxon Asset Securities Trust, Series 2007-1 A2C (c)	0.67	01/25/47	368,981
1,200,000	Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2 A2B (c)	0.66	01/25/37	343,506
1,200,000	Soundview Home Equity Loan Trust, Series 2007-NS1 A4 (c)	0.82	01/25/37	291,432
588,178	Soundview Home Equity Loan Trust, Series 2006-EQ1 A2 (c)	0.63	10/25/36	479,813
1,930,000	Soundview Home Equity Loan Trust, Series 2006-EQ1 A3 (c)	0.68	10/25/36	540,927

1,200,000	Soundview Home Equity Loan Trust, Series 2006-OPT1 2A4 (c)	0.79	03/25/36	307,627
1,350,000	Soundview Home Equity Loan Trust, Series 2006-OPT5 2A4 (c)	0.76	07/25/36	330,139
1,075,000	Soundview Home Equity Loan Trust, Series 2007-OPT1 2A2 (c)	0.67	06/25/37	390,380
1,550,000	Soundview Home Equity Loan Trust, Series 2007-OPT2 2A4 (c)	0.77	07/25/37	365,264
120,000	Soundview Home Equity Loan Trust, Series 2007-OPT2 M2 (c)	0.79	07/25/37	5,049
500,000	Soundview Home Equity Loan Trust, Series 2007-OPT5 M2 (b) (c)	2.67	10/25/37	33,991
760,251	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1 7A3	5.62	02/25/36	514,902
2,243,799	Structured Asset Mortgage Investments Inc, Series 2007-AR3 2A1 (c)	0.71	09/25/47	893,428
921,983	Structured Asset Mortgage Investments, Inc., Series 2007-AR6 A1 (c)	3.13	08/25/47	347,827
200,000	Structured Asset Securities Corp., Series 2007-BC3 2A2 (c)	0.66	05/25/47	45,960
1,235,303	Thornburg Mortgage Securities Trust, Series 2007-3 3A1	0.53	06/25/37	931,775
243,295	UAL Pass Through Trust Series 2000-2 (f)	7.19	04/01/11	238,429
675,000	United Air Lines, Inc. (d) (f)	6.93	09/01/11	884,250
330,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C6 A4 (c)	5.13	08/15/35	300,443
329,643	WaMu Mortgage Pass Through Certificates, Series 2005-AR14 1A1 (c)	5.04	12/25/35	288,688
540,106	WaMu Mortgage Pass Through Certificates, Series 2006-AR12 2A3 (c)	5.75	10/25/36	318,985
320,284	WaMu Mortgage Pass Through Certificates, Series 2006-AR16 1A1 (c)	5.58	12/25/36	206,461
645,345	WaMu Mortgage Pass Through Certificates, Series 2007-HY3 4A1 (c)	5.33	03/25/37	435,340
2,064,551	WaMu Mortgage Pass Through Certificates, Series 2007-HY4 1A1 (c)	2.44	07/25/47	773,429
931,643	WaMu Mortgage Pass Through Certificates, Series 2007-HY4 1A1 (c)	5.49	04/25/37	513,121
2,018,647	WaMu Mortgage Pass Through Certificates, Series 2007-OA1 A1A (c)	2.33	02/25/47	687,183
1,046,703	WaMu Mortgage Pass Through Certificates, Series 2007-OA4 1A (c)	2.40	05/25/47	399,140
983,757	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-3 2A3 (c)	1.07	05/25/35	547,772
734,425	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4 CB13 (c)	1.02	06/25/35	439,443
20,783	Washington Mutual Mortgage Pass Through Certificates, Series 2002-AR18 A (c)	4.54	01/25/33	16,899
115,000	Washington Mutual Mortgage Pass Through Certificates, Series 2005-AR16 1-A4A (c)	5.10	12/25/35	71,765
3,443,661	Washington Mutual Mortgage Pass Through Certificates, Series 2006-AR5 X (c) (g)	967.09	06/25/46	19,043
1,500,000	Washington Mutual Mortgage Pass Through Certificates, Series 2007-OC1 A4 (c)	0.84	01/25/47	152,593
1,758,382	Washington Mutual Mortgage Pass-Through Certificates Series 2006-1	6.50	02/25/36	905,292
1,295,000	Wells Fargo Home Equity Trust, Series 2006-3 A3 (c)	0.73	01/25/37	252,051

Total Asset Backed Obligations (Cost $108,505,464)				81,221,675

Corporate Convertible Bonds - 20.6%
Consumer Discretionary - 0.8%
1,000,000	Empire Resorts, Inc. (f) (h)	5.50	07/31/14	395,000
918,000	Ford Motor Co. (f)	4.25	12/15/36	780,300
1,249,000	Iconix Brand Group, Inc. (f)	1.88	06/30/12	1,075,701
1,500,000	Johnson Controls, Inc. (f)	6.50	09/30/12	3,030,000
388,000	Newell Rubbermaid, Inc. (f)	5.50	03/15/14	549,020
1,795,000	Saks, Inc. (f)	2.00	03/15/24	1,204,894
808,000	School Specialty, Inc. (f)	3.75	11/30/26	667,610
662,000	Smithfield Foods, Inc. (f)	4.00	06/30/13	594,145
				8,296,670

Consumer Staples - 3.8%
2,000,000	BioMarin Pharmaceutical, Inc. (f)	1.88	04/23/17	1,815,000
1,400,000	BioMarin Pharmaceutical, Inc. (f)	2.50	03/29/13	1,531,250
5,500,000	CBIZ, Inc. (f)	3.13	06/01/26	4,908,750
989,000	Chemed Corp. (f)	1.88	05/15/14	745,459
331,000	D.R. Horton, Inc. (f)	2.00	05/15/14	317,760
1,000,000	Endo Pharmaceuticals Holdings, Inc. (b) (f)	1.75	04/15/15	808,750
639,000	Euronet Worldwide, Inc. (f)	3.50	10/15/25	561,521
2,048,000	Hologic, Inc. (f)	2.00	12/15/37	1,464,320
1,000,000	Live Nation, Inc. (b) (f)	2.88	07/15/27	517,500
2,000,000	Live Nation, Inc. (f)	2.88	07/15/27	1,035,000
1,344,000	Medicis Pharmaceutical Corp. (f)	2.50	06/04/32	1,164,240
3,000,000	Mylan, Inc. (b) (f)	3.75	09/15/15	3,371,250
2,230,000	United Auto Group (f)	3.50	04/01/26	2,126,863
906,000	PHH Corp. (b) (f) (g)	4.00	04/15/12	929,147
2,000,000	Quanta Services, Inc. (f)	3.75	04/30/26	2,360,000
411,000	Rambus, Inc. (f)	5.00	06/15/14	435,660
2,366,000	Sotheby's (b)	3.13	06/15/13	1,875,055
665,000	Spartan Stores, Inc. (b) (f)	3.38	05/15/27	443,056
4,335,000	Spartan Stores, Inc. (f)	3.38	05/15/27	2,888,194
3,169,000	Take-Two Interactive Software, Inc. (f)	4.38	06/01/14	3,450,249
543,000	Teradyne, Inc. (f)	4.50	03/15/14	783,956
1,963,000	Textron, Inc. (f)	4.50	05/01/13	1,977,723
2,500,000	Greatbatch, Inc. (f)	2.25	06/15/13	2,087,500
299,000	Wyndham Worldwide Corp. (f)	3.50	05/01/12	332,264
				37,930,467

Energy - 1.2%
1,076,000	Alpha Natural Resources, Inc. (f)	2.38	04/15/15	863,490
420,000	Chesapeake Energy Corp.	2.50	05/15/37	299,250
2,112,000	Chesapeake Energy Corp. (f)	2.25	12/15/38	1,306,800
1,000,000	CMS Energy Corp. (f)	2.88	12/01/24	1,028,750
1,156,000	Covanta Holding Corp. (f)	1.00	02/01/27	1,008,611
2,000,000	Covanta Holding Corp. (b) (f)	3.25	06/01/14	2,172,500
664,000	Exterran Holdings, Inc. (f)	4.25	06/15/14	620,011
816,000	Nabors Industries, Inc. (f)	0.94	05/15/11	762,960
995,000	Peabody Energy Corp. (f)	4.75	12/15/66	720,131
930,000	Penn Virginia Corp. (f)	4.50	11/15/12	767,250
1,619,000	Pioneer Natural Resources Co. (f)	2.88	01/15/38	1,418,649
46,000	Transocean, Inc. (f)	1.50	12/15/37	40,768
976,000	Western Refining, Inc. (f)	5.75	06/15/14	875,960
				11,885,129

Financials - 1.6%
1,500,000	AmeriCredit Corp.	0.75	09/15/11	1,149,375
700,000	Anglo American PLC	4.00	05/07/14	938,049
400,000	Boston Properties LP	2.88	02/15/37	352,500
1,830,000	Forest City Enterprises, Inc.	3.63	10/15/11	1,564,650
315,000	Hertz Global Holdings, Inc. (f)	5.25	06/01/14	363,825
2,980,000	Icahn Enterprises LP (b) (c)	4.00	04/15/13	2,115,800
1,657,000	Leucadia National Corp.	3.75	04/15/14	1,826,843
734,000	MF Global, Ltd. (b) (f)	9.00	06/20/38	631,240
900,000	Nasdaq OMX Group, Inc.	2.50	08/15/13	742,500
2,000,000	Penson Worldwide, Inc. (b) (f)	8.00	06/01/14	2,250,000
1,233,000	SVB Financial Group (b) (f)	3.88	04/15/11	1,112,783
1,373,000	Vornado Realty Trust	2.85	04/01/27	1,201,375
755,000	Washington REIT	3.88	09/15/26	718,194
1,800,000	World Acceptance Corp. (f)	3.00	10/01/11	1,242,000
				16,209,134

Health Care - 4.0%
5,648,000	American Medical Systems Holdings, Inc. (f)	3.25	07/01/36	5,471,500
669,000	AMERIGROUP Corp. (f)	2.00	05/15/12	600,428
700,000	Amylin Pharmaceuticals, Inc. (b) (f)	3.00	06/15/14	456,750
300,000	Amylin Pharmaceuticals, Inc. (f)	3.00	06/15/14	195,750
400,000	ATS Medical, Inc. (b) (f)	6.00	10/15/25	374,500
1,850,000	ATS Medical, Inc. (f)	6.00	10/15/25	1,732,063
3,900,000	Cubist Pharmaceuticals, Inc. (f)	2.25	06/15/13	3,319,875
800,000	deCODE genetics, Inc. (d) (f)	3.50	04/15/11	64,000
1,750,000	Incyte Corp. (f)	3.50	02/15/11	1,220,625
619,000	Invacare Corp. (f)	4.13	02/10/27	519,960
3,000,000	Isis Pharmaceuticals, Inc. (f)	2.63	02/15/27	3,637,500
1,955,000	Kinetic Concepts, Inc. (b) (f)	3.25	04/15/15	1,532,231
1,402,000	King Pharmaceuticals, Inc. (f)	1.25	04/01/26	1,105,828
1,843,000	LifePoint Hospitals, Inc. (f)	3.50	05/15/14	1,488,223
4,834,000	Molina Healthcare, Inc. (f)	3.75	10/01/14	3,885,328
2,450,000	NovaMed, Inc. (f)	1.00	06/15/12	1,816,063
392,000	OSI Pharmaceuticals, Inc. (b) (f)	3.00	01/15/38	312,130
1,064,000	OSI Pharmaceuticals, Inc. (f)	3.00	01/15/38	847,210
3,000,000	PSS World Medical, Inc. (b) (f)	3.13	08/01/14	3,138,750
1,975,000	SonoSite, Inc. (f)	3.75	07/15/14	1,688,625
5,000,000	ViroPharma, Inc. (f)	2.00	03/15/17	2,737,500
1,283,000	West Pharmaceutical Services, Inc. (f)	4.00	03/15/47	894,893
3,436,000	Wright Medical Group, Inc. (f)	2.63	12/01/14	2,611,360
				39,651,092

Industrials - 2.2%
2,500,000	AAR Corp. (f)	1.75	02/01/26	2,071,875
840,000	Alleghany Technologies, Inc. (f)	4.25	06/01/14	928,200
3,000,000	Biovail Corp. (b) (f)	5.38	08/01/14	3,360,000
1,500,000	C&D Technologies, Inc. (f)	5.25	11/01/25	946,875
2,873,000	Enersys (f)	3.38	06/01/38	2,219,393
800,000	General Cable Corp. (f)	0.88	11/15/13	730,000
3,000,000	Goldcorp, Inc. (b) (f) (g)	2.00	08/01/14	2,940,300
500,000	LeCroy Corp. (b) (f)	4.00	10/15/26	302,500
3,500,000	LeCroy Corp. (f)	4.00	10/15/26	2,117,500
350,000	Newport Corp. (b) (f)	2.50	02/15/12	280,875
3,650,000	Newport Corp. (f)	2.50	02/15/12	2,929,125
708,000	Maxtor Corp. (f)	2.38	08/15/12	609,765
1,000,000	Smith & Wesson Holding Corp. (f) (h)	4.00	12/15/26	841,250
354,000	Steel Dynamics, Inc. (f)	5.13	06/15/14	391,170
42,000	Terex Corp. (f)	4.00	06/01/15	41,318
2,101,000	Trinity Industries, Inc. (f)	3.88	06/01/36	1,155,550
				21,865,696

Information Technology - 3.9%
625,000	CACI International, Inc. (b) (f)	2.13	05/01/14	596,875
3,896,000	CACI International, Inc. (f)	2.13	05/01/14	3,720,680
1,500,000	CommScope, Inc. (f)	3.25	07/01/15	1,710,000
2,000,000	Comtech Telecommunications Corp. (b) (f)	3.00	05/01/29	2,080,000
6,000,000	Epicor Software Corp. (f)	2.38	05/15/27	4,080,000
3,668,000	Mentor Graphics Corp. (f)	6.25	03/01/26	2,897,720
1,550,000	Micron Technology, Inc. (f)	4.25	06/01/14	1,809,625
1,835,000	Micron Technology, Inc. (f)	1.88	06/01/14	1,091,825
295,000	Nuance Communications, Inc. (b) (f)	2.75	08/15/27	252,963
4,624,000	Nuance Communications, Inc. (f)	2.75	08/15/27	3,965,080
165,000	ON Semiconductor Corp. (b) (f)	2.63	12/15/26	148,088
4,475,000	ON Semiconductor Corp. (f)	2.63	12/15/26	4,016,313
3,500,000	ON Semiconductor Corp. (f)	1.88	12/15/25	3,920,000
250,000	SunPower Corp. (f)	4.75	04/15/14	286,563
5,000,000	SYNNEX Corp. (b) (f)	4.00	05/15/18	5,206,250
2,000,000	Veeco Instruments, Inc. (f) (g)	4.13	04/15/12	1,670,000
2,269,000	Virgin Media, Inc. (b) (f)	6.50	11/15/16	1,769,820
				39,221,802

Materials - 0.3%
1,600,000	Ferro Corp. (f)	6.50	08/15/13	816,000
1,462,000	Theravance, Inc. (f)	30.00	01/15/15	1,078,225
518,000	United States Steel Corp. (f)	4.00	05/15/14	680,523
				2,574,748

Telecommunication Services - 2.9%
4,400,000	Alaska Communications Systems Group, Inc. (b) (f)	5.75	03/01/13	3,564,000
2,010,000	Arris Group, Inc. (f)	2.00	11/15/26	1,898,847
2,936,000	Ciena Corp. (f)	0.88	06/15/17	1,464,330
5,500,000	EarthLink, Inc. (f) (h)	3.25	11/15/26	5,506,875
2,125,000	Equinix, Inc. (f)	4.75	04/15/12	2,276,406
1,000,000	Equinix, Inc. (f)	2.50	04/15/12	900,000
1,561,000	Equinix, Inc. (f)	3.00	10/15/14	1,260,508
353,000	Interpublic Group of Cos., Inc.	4.25	03/15/23	315,053
1,107,000	Leap Wireless International, Inc. (b) (f)	4.50	07/15/14	856,541
3,500,000	Level 3 Communications, Inc. (f)	5.25	12/15/11	2,870,000
835,000	Liberty Media, LLC (h)	3.13	03/30/23	712,881
861,000	Omnicom Group, Inc. (f)	0.00	07/01/38	833,018
1,218,000	SBA Communications Corp. (b) (f)	1.88	05/01/13	1,009,418
1,535,000	Symmetricom, Inc. (f)	3.25	06/15/25	1,312,425
1,251,000	Time Warner Telecom, Inc. (f)	2.38	04/01/26	1,052,404
3,200,000	Web MD Corp. (f)	3.13	09/01/25	3,148,000
				28,980,706

Total Corporate Convertible Bonds (Cost $192,333,615)				206,615,444

Corporate Non-Convertible Bonds - 4.9%
Consumer Discretionary - 0.8%
96,000	Continental Airlines, Inc.	7.06	03/15/11	95,040
500,000	Continental Airlines, Inc. (f)	6.90	04/19/22	310,000
300,000	Delphi Corp. (d)	6.50	08/15/13	3,000
870,000	Delta Air Lines, Inc. (f)	7.11	03/18/13	804,750
1,216,000	Jarden Corp.	7.50	05/01/17	1,070,080
1,200,000	Lear Corp.	8.50	12/01/13	318,000
1,500,000	Limited Brands, Inc.	7.60	07/15/37	1,067,540
365,000	Royal Caribbean Cruises, Ltd.	8.00	05/15/10	366,825
2,138,000	Saks, Inc.	9.88	10/01/11	2,095,240
2,028,000	WMG Holdings Corp. (h)	0.00	12/15/14	1,602,120
				7,732,595

Energy - 0.3%
500,000	CenterPoint Energy Resources Corp.	6.00	05/15/18	455,167
470,000	CenterPoint Energy Resources Corp.	6.15	05/01/16	442,603
582,000	Chesapeake Energy Corp.	7.25	12/15/18	509,250
130,000	Marathon Oil Corp. (f)	7.50	02/15/19	142,135
550,000	Valero Energy Corp.	7.50	04/15/32	527,661
300,000	Valero Energy Corp.	9.38	03/15/19	342,264
500,000	Williams Companies, Inc. (b)	8.75	01/15/20	522,149
405,000	Williams Cos., Inc.	7.88	09/01/21	399,695
				3,340,924

Financials - 2.4%
155,000	Allied World Assurance Co. Holdings, Ltd. (f)	7.50	08/01/16	131,422
615,000	Bank of America Capital Trust XV (c)	1.47	06/01/56	305,228
40,000	Bank of America Corp.	5.65	05/01/18	35,404
550,000	Bank of America Corp.	7.63	06/01/19	553,404
65,000	BankAmerica Capital III (c)	1.70	01/15/27	33,343
250,000	Bear Stearns Co., LLC	5.70	11/15/14	255,009
75,000	Bear Stearns Co., LLC (f)	7.25	02/01/18	79,175
350,000	Capital One Financial Corp. (c)	0.93	09/10/09	348,739
195,000	Capital One Financial Corp. (f)	5.70	09/15/11	195,965
900,000	Chase Capital II (c)	1.53	02/01/27	505,921
339,000	Citigroup Capital XXI (c)	8.30	12/21/77	264,961
750,000	Citigroup, Inc. (c)	1.21	08/25/36	361,772
400,000	Citigroup, Inc. (c)	1.30	11/05/14	313,125
150,000	Citigroup, Inc. (c)	5.85	08/02/16	133,348
700,000	Citigroup, Inc. (c)	2.58	05/15/18	549,051
300,000	Citigroup, Inc.	8.50	05/22/19	305,678
184,000	Citigroup, Inc. (f)	6.88	03/05/38	162,972
135,000	Citigroup, Inc. (f)	6.50	08/19/13	131,252
340,000	Countrywide Financial Corp.	5.80	06/07/12	342,346
75,000	Countrywide Financial Corp. (f)	4.50	06/15/10	74,268
265,000	Countrywide Home Loans, Inc.	4.13	09/15/09	265,877
70,000	Countrywide Home Loans, Inc. (f)	4.00	03/22/11	69,111
675,000	Credit Suisse Guernsey, Ltd. (c) (f)	1.57	05/29/49	378,844
100,000	Credit Suisse/ New York	5.50	05/01/14	104,004
660,000	Credit Suisse/ New York (f)	6.00	02/15/18	659,991
75,000	Developers Diversified Realty Corp.	4.63	08/01/10	67,828
500,000	ERP Operating LP (f)	5.20	04/01/13	493,696
100,000	Fairfax Financial Holdings, Ltd. (f)	7.75	04/26/12	97,750
800,000	Farmers Exchange Capital (b) (f)	7.05	07/15/28	555,017
207,000	General Electric Capital Corp.	5.63	05/01/18	196,110
100,000	General Electric Capital Corp. (c)	1.43	05/11/16	79,773
550,000	General Electric Capital Corp. (c) (f)	0.89	09/15/14	467,302
675,000	General Electric Capital Corp. (f)	6.88	01/10/39	609,368
858,000	GMAC, LLC (b) (c) (f)	2.87	12/01/14	601,673
70,000	Goldman Sachs Group, Inc.	6.00	05/01/14	73,132
250,000	Goldman Sachs Group, Inc.	5.13	01/15/15	246,199
200,000	Goldman Sachs Group, Inc. (c)	1.19	02/06/12	191,101
100,000	Goldman Sachs Group, Inc. (c) (f)	1.50	07/22/15	86,216
405,000	Goldman Sachs Group, Inc. (f)	6.15	04/01/18	394,955

555,000	Goldman Sachs Group, Inc. (f)	7.50	02/15/19	595,304
150,000	HBOS PLC (b)	6.75	05/21/18	113,407
232,000	HCP, Inc. (f)	5.63	05/01/17	190,558
725,000	JPMorgan Chase Capital XIII (c) (f)	1.55	09/30/34	410,483
130,000	JPMorgan Chase & Co.	6.30	04/23/19	130,994
450,000	JPMorgan Chase & Co. (c)	7.90	10/30/49	394,889
68,000	JPMorgan Chase & Co. (f)	6.40	05/15/38	68,395
680,000	Lloyds Banking Group PLC (c)	5.92	12/31/49	241,400
2,500,000	Mastec, Inc. (f)	4.00	06/15/14	2,418,750
1,400,000	MBNA Capital, Class B (c)	1.83	02/01/27	738,357
80,000	Merrill Lynch & Co., Inc. (c) (f) (g)	8.68	05/02/17	67,452
80,000	Merrill Lynch & Co., Inc. (c) (f) (g)	8.95	05/18/17	67,804
80,000	Merrill Lynch & Co., Inc. (c) (f) (g)	9.57	06/06/17	68,404
201,000	MetLife, Inc. (f)	6.50	12/15/32	194,226
200,000	Morgan Stanley	5.05	01/21/11	204,019
40,000	Morgan Stanley	6.60	04/01/12	42,377
1,210,000	Morgan Stanley	6.00	05/13/14	1,226,364
125,000	Morgan Stanley (c)	1.45	01/09/14	112,346
200,000	Morgan Stanley (c)	1.36	01/18/11	193,843
125,000	Morgan Stanley (c) (f)	1.56	10/18/16	101,277
155,000	Morgan Stanley (f)	6.75	04/15/11	162,441
65,000	Nationsbank Cap Trust III (c) (f)	1.68	01/15/27	34,607
415,000	Nationsbank Cap Trust IV	8.25	04/15/27	349,211
800,000	Nationwide Mutual Insurance Co. (b) (c)	5.81	12/15/24	470,276
60,000	Centro NP, LLC (f)	5.13	09/15/12	34,500
962,000	Nuveen Investments, Inc.	5.50	09/15/15	490,620
665,000	Qwest Corp. (f)	7.88	09/01/11	668,325
100,000	Shurgard Storage Centers, LLC (f)	7.75	02/22/11	98,577
49,000	Shurgard Storage Centers, LLC (f)	5.88	03/15/13	44,277
180,000	Simon Property Group LP (f)	5.75	05/01/12	183,003
477,000	Thornburg Mortgage, Inc. (d)	8.00	05/15/13	11,925
130,000	Wachovia Bank NA (f)	6.00	11/15/17	131,230
1,100,000	Wachovia Corp. (c)	1.38	10/28/15	866,120
175,000	Washington REIT (f)	5.95	06/15/11	165,191
1,155,000	WEA Finance, LLC (b)	7.50	06/02/14	1,146,371
170,000	Weingarten Realty Investors (f)	4.99	09/03/13	145,057
800,000	ZFS Finance Trust IV (b) (c)		05/09/32	580,101
				23,882,811
Information Technology - 0.2%
1,029,000	First Data Corp.	9.88	09/24/15	735,735
1,480,000	Sungard Data Systems, Inc.	9.13	08/15/13	1,406,000
				2,141,735

Materials - 0.0%
35,000	Barrick Gold Corp.	6.95	04/01/19	39,271
110,000	Barrick Gold Finance, Inc. (f)	5.80	11/15/34	102,643
				141,914
Telecommunication Services - 0.6%
5,000,000	Interpublic Group of Cos.	6.25	11/15/14	4,400,000
500,000	Mediacom, LLC	9.50	01/15/13	478,750
515,000	Sprint Nextel Corp. (c)	1.00	06/28/10	485,708
430,000	Time Warner Cable, Inc.	8.25	04/01/19	488,723
125,000	Verizon Communications, Inc. (f)	8.75	11/01/18	148,305
400,000	Verizon Wireless Capital, LLC (b)	8.50	11/15/18	478,839
				6,480,325

Utilities - 0.5%
133,000	CenterPoint Energy Houston Electric, LLC (f)	7.00	03/01/14	143,720
130,000	Consolidated Edison Company of New York, Inc. (f)	7.13	12/01/18	147,940
500,000	KCP&L Greater Missouri Operations Co.	7.63	11/15/09	504,802
1,085,000	KCP&L Greater Missouri Operations Co. (h)	11.88	07/01/12	1,199,688
415,000	Nisource Finance Corp. (f)	10.75	03/15/16	460,874
145,000	Oncor Electric Delivery Co. (b)	6.80	09/01/18	155,214
130,000	Pacific Gas and Electric Co. (f)	8.25	10/15/18	158,911
400,000	PNM Resources, Inc.	9.25	05/15/15	372,500
80,000	Public Service Co. of New Mexico (f)	7.95	05/15/18	77,788
675,000	Sabine Pass LNG LP (f)	7.25	11/30/13	575,438
1,590,000	Southern Union Co. (c) (f)	7.20	11/01/66	1,089,150
400,000	Texas-New Mexico Power Co. (b)	9.50	04/01/19	447,849
122,000	Union Electric Co.	6.70	02/01/19	127,726
				5,461,600

Total Corporate Non-Convertible Bonds (Cost $46,298,911)				49,181,904

Foreign Bonds - 0.0%
125,000	Electricite de France SA (b) (f)	5.50	01/26/14	134,714

Total Foreign Bonds (Cost $124,536)				134,714

Syndicated Loans - 0.2%
500,000	HCA, Inc.	2.72	11/18/12	455,540
518,004	HCA, Inc.	2.72	11/18/12	471,943
371,623	Northwest Air, Inc.	2.57	05/21/12	351,596
743,103	Tribune Co.	6.50	05/24/14	254,747

Total Syndicated Loans (Cost $1,921,946)				1,533,826

US Government and Agency Obligations - 8.6%
Discount Note - 5.9%
720,000	FHLB Note (c)	1.12	03/26/10	720,727
3,095,000	FHLB Discount Note (e)	0.15	07/08/09	3,094,893
1,130,000	FHLB Discount Note (e)	0.16	07/15/09	1,129,919
1,545,000	FHLB Discount Note (e)	0.17	07/20/09	1,544,850
6,085,000	FHLMC Discount Note (e)	0.15-0.20	07/31/09	6,084,663
1,600,000	FHLMC Discount Note (e)	0.00	08/18/09	1,599,691
853,000	FHLMC Discount Note (e)	0.16	07/20/09	852,921
2,115,000	FHLMC Discount Note (e)	0.17	08/10/09	2,114,582
15,000,000	FHLMC Discount Note (e)	1.63	04/26/11	15,071,250
15,000,000	FNMA Note	1.88	04/20/12	15,120,975
850,000	FNMA Note (c)	1.19	10/27/09	851,357
3,620,000	FNMA Discount Note (e)	0.15-0.17	07/13/09	3,619,773
1,500,000	FNMA Discount Note (e)	0.17	07/20/09	1,499,858
5,620,000	FNMA Discount Note (e)	0.16-0.17	07/21/09	5,619,424
				58,924,883

Mortgage Backed Securities - 1.1%
205,000	FHLMC FHR 2929 PE	5.00	05/15/33	210,452
312,448	FHLMC Pool # A72860	6.00	02/01/38	326,497
282,578	FHLMC Pool # G01864	5.00	01/01/34	289,013
401,812	FHLMC Pool # G03436	6.00	11/01/37	419,902
260,937	FHLMC Pool # G03640	5.50	12/01/37	269,782
286,911	FHLMC Pool # G13475	6.00	01/01/24	303,839
295,360	FHLMC Pool # H03161	6.50	08/01/37	313,372
255,388	FHLMC Pool #1B3413 (c) (f)	5.89	05/01/37	267,053
21,454	FHLMC Pool #1L0113 (c) (f)	5.22	05/01/35	22,038
227,199	FHLMC Pool #G02366 (f)	6.50	10/01/36	243,099
296,432	FHLMC Pool # G05119	6.50	09/01/38	315,411
43,786	FHLMC Series 2433E SA (c)	20.10	02/15/32	50,381
125,156	FNMA FNR 2001-52 YZ	6.50	10/25/31	132,391
65,349	FNMA FNR 2001-81 QG	6.50	01/25/32	69,895
225,000	FNMA FNR 2006-4 WE	4.50	02/25/36	220,970
313,430	FNMA Pool # 254868	5.00	09/01/33	320,714
305,060	FNMA Pool # 725027	5.00	11/01/33	312,150
292,760	FNMA Pool # 725425	5.50	04/01/34	303,437
288,025	FNMA Pool # 735646 (f)	4.50	07/01/20	298,453
232,080	FNMA Pool # 776708	5.00	05/01/34	237,292
288,715	FNMA Pool # 888430 (f)	5.00	11/01/33	295,425
515,692	FNMA Pool # 897164	6.50	08/01/36	550,189
516,649	FNMA Pool # 962723	5.50	04/01/38	534,132
555,767	FNMA Pool # 963997	5.50	06/01/38	574,574
542,579	FNMA Pool # 974148	5.50	02/01/38	560,940
178,513	FNMA Pool #545639	6.50	04/01/32	191,692
33,877	FNMA Pool #555177 (c) (f)	4.86	01/01/33	34,789
3,224	FNMA Pool #673743 (c)	5.26	11/01/32	3,305
369,768	FNMA Pool #734922 (f)	4.50	09/01/33	371,035
105,494	FNMA Pool #735861	6.50	09/01/33	113,557
87,016	FNMA Pool #735881	6.00	11/01/34	91,654
165,295	FNMA Pool #764388 (c)	4.94	03/01/34	171,064
68,996	FNMA Pool #841741 (c)	5.05	09/01/35	70,664
694,603	FNMA Pool #888219 (f)	5.50	03/01/37	718,582
169,839	FNMA Pool #895606 (c)	5.75	06/01/36	177,056
14,792	GNMA II Pool #80610 (c)	5.38	06/20/32	15,242
36,633	GNMA II Pool #81136 (c)	4.25	11/20/34	37,352
53,721	GNMA II Pool #81432 (c)	4.63	08/20/35	54,913
57,980	GNMA II Pool #81435 (c)	4.63	08/20/35	59,580
1,060,000	GNSF450- FNMA TBA	4.50	07/15/39	1,058,344
				10,610,230

US Treasury Securities - 1.6%

145,000	U.S. Treasury Bill (e)	0.16	08/20/09	144,974
15,000,000	U.S. Treasury Bill (e)	0.46-0.48	04/08/10	14,950,590
187,000	U.S. Treasury Inflation Indexed Bond	2.38	01/15/27	205,149
556,000	U.S. Treasury Inflation Indexed Bond	1.75	01/15/28	520,088
470,000	U.S. Treasury Inflation Indexed Bond	2.00	01/15/16	513,164
335,000	UST Strip Principal Only Bond	1.50	11/15/27	146,868
				16,480,833

Total US Government and Agency Obligations (Cost $85,564,226)				86,015,947

Total Fixed-Income Securities (Cost $434,748,699)				424,703,510

150,000	Comdisco Holdings Co., Inc. (a) (i)			16,283
3,000	Epix Pharmaceuticals (f) (g)			-
Total Rights (Cost $51,260)				16,283

Shares
Investment Companies - 4.0%
61,990	BlackRock Global Floating Rate Income Trust Fund			676,931
6,645	CurrencyShares Australian Dollar Trust ETF			536,517
52,110	Eaton Vance Limited Duration Income Fund			667,529
24,322	First Trust/Four Corners Senior Floating Rate Income Fund			231,302

156,541	iPath MSCI India Index ETN			7,664,247
5,545	iShares Barclays 1-3 Year Treasury Bond Fund			464,172
13,500	iShares Barclays iBoxx Hight Yield Corporate Bond Fund			1,076,085
30,100	iShares Barclays US Treasury Inflation Protected Securities Bond Fund			3,059,063
680,552	iShares MSCI Emerging Markets Index Fund			21,934,191
49,784	Pimco Floating Rate Strategy Fund			372,882
25,000	ProShares UltraShort 20+ Year Treasury ETF (f)			1,273,000
31,100	SPDR Barclays Capital High Yield Bond			1,094,409
69,250	Van Kampen Senior Income Trust			221,600
7,400	WisdomTree Japan SmallCap Dividend Fund			281,570

Total Investment Companies (Cost $38,927,914)				39,553,499

Principal		Rate	Maturity Date
Short-Term Investments - 0.5%
Commercial Paper - 0.5%
2,355,000	BNP Paribas Finance PLC	0.23	07/07/09	2,354,910
255,000	Rabobank USA Financial Corp.	0.24	07/10/09	254,985
1,760,000	Rabobank USA Financial Corp.	0.38	08/11/09	1,759,298
220,000	Rabobank USA Financial Corp.	0.35	08/13/09	219,900

Total Commercial Paper (Cost $4,589,093)				4,589,093

Total Short-Term Investments (Cost $4,589,093)				4,589,093

Contracts		Strike Price	Expiration Date
Call Options Purchased - 1.2%
50	3M Co.	40.00	01/16/11	103,000
221	Accenture, Ltd.	20.00	01/20/10	300,560
300	Bed Bath & Beyond, Inc.	20.00	01/20/10	340,500
248	Boeing Co.	55.00	01/20/10	26,040
240	Cemex SAB de C.V., ADR	15.00	01/20/10	14,400
105	Coca-Cola Co.	30.00	01/20/10	186,900
100	Coca-Cola Co.	25.00	01/20/10	230,500
650	Coca-Cola Co.	30.00	01/26/11	1,179,750
460	Comcast Corp.	10.00	01/26/11	200,100
100	ConocoPhillips	40.00	01/20/10	53,000
200	CVS Caremark Corp.	15.00	01/20/10	332,000
130	Johnson & Johnson	35.00	01/26/11	280,150
140	Johnson & Johnson	50.00	01/20/11	103,600
283	Johnson & Johnson	40.00	01/20/10	479,685
73	Joy Global, Inc.	30.00	01/20/10	65,773
1,018	Lowe's Cos., Inc.	10.00	01/20/10	962,010
350	Microsoft Corp.	20.00	01/20/10	162,050
86	Procter & Gamble Co.	40.00	01/26/11	180,600
340	Procter & Gamble Co.	30.00	01/20/10	715,700
50	Procter & Gamble Co.	30.00	01/26/11	81,500
175	Procter & Gamble Co.	35.00	01/26/11	221,375
295	Quest Diagno	30.00	01/20/10	781,750
190	Royal Caribbean Cruises, Ltd.	20.00	01/20/10	16,150
300	Target Corp.	10.00	01/20/10	877,500
110	UnitedHealth Group, Inc	25.00	01/20/10	37,950
1,120	UnitedHealth Group, Inc	30.00	01/20/10	168,000
217	United Parcel Service, Inc.	50.00	01/20/10	95,480
1,230	Walgreen Co.	10.00	01/26/11	2,367,750
125	Wal-Mart Stores, Inc.	30.00	01/26/11	240,000
475	Wal-Mart Stores, Inc.	30.00	01/26/11	877,563
150	Walt Disney Co.	15.00	01/20/10	129,000
177	Walt Disney Co.	20.00	01/20/10	77,880

Total Call Options Purchased (Premiums Paid $15,864,403)				11,888,216

Total Long Positions - 89.4% (Cost $913,329,840)*				894,467,527
Total Short Positions - (24.1)% (Cost $(269,467,299))				(241,570,268)
Total Options Written - (0.1)% (Cost $(1,512,112))				(665,185)
Other Assets & Liabilities, Net - 34.8%				347,953,788
Net Assets - 100.00%				$1,000,185,862

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
JUNE 30, 2009 (Unaudited)

Shares	Security Description	Value
Securities Sold Short - (24.1)%
Common Stock - (21.6)%
Consumer Discretionary - (2.2)%
(19,200)	America's Car-Mart, Inc.	$(393,600)
(21,273)	Autoliv, Inc.	(612,024)
(6,400)	Best Buy Co., Inc.	(214,336)
(17,700)	BJ's Wholesale Club, Inc.	(570,471)
(93,880)	Blockbuster, Inc., Class A	(62,890)
(6,700)	Boston Beer Company, Inc., Class A	(198,253)
(54,300)	Brunswick Corp.	(234,576)
(17,700)	Cabela's, Inc.	(217,710)
(53,417)	Callaway Golf Co.	(270,824)
(9,900)	Cintas Corp.	(226,116)
(12,700)	Costco Wholesale Corp.	(580,390)
(7,700)	Cracker Barrel Old Country Store, Inc.	(214,830)
(9,800)	CVS Caremark Corp.	(312,326)
(13,900)	Dollar Tree, Inc.	(585,190)
(12,336)	D.R. Horton, Inc.	(115,465)
(56,887)	Empire Resorts, Inc.	(102,966)
(94,253)	Ford Motor Co.	(572,116)
(15,500)	Hanesbrands, Inc.	(232,655)
(15,400)	Harley-Davidson, Inc.	(249,634)
(41,700)	H&R Block, Inc.	(718,491)
(22,636)	Iconix Brand Group, Inc.	(348,142)
(42,300)	International Speedway Corp., Class A	(1,083,303)
(151,866)	Johnson Controls, Inc.	(3,298,530)
(12,600)	LKQ Corp.	(207,270)
(15,200)	Lowe's Cos., Inc.	(295,032)
(28,300)	Marcus Corp.	(297,716)
(40,750)	Marriott International, Inc., Class A	(899,357)
(6,000)	MDC Holdings, Inc.	(180,660)
(2,792)	Mesa Air Group, Inc.	(279)
(58,504)	Newell Rubbermaid, Inc.	(609,027)
(40,400)	New York Times Co., Class A	(222,604)
(15,600)	O'Reilly Automotive, Inc.	(594,048)
(56,500)	Orient-Express Hotels, Ltd., Class A	(479,685)
(34,700)	Paccar, Inc.	(1,128,097)
(41,591)	Penske Automotive Group, Inc.	(692,074)
(13,800)	Polo Ralph Lauren Corp.	(738,852)
(23,200)	Pool Corp.	(384,192)
(21,300)	Pulte Homes, Inc.	(188,079)
(27,315)	Saks, Inc.	(121,005)
(8,074)	School Specialty, Inc.	(163,176)
(21,500)	Smith & Wesson Holding Corp.	(122,120)
(41,000)	Starwood Hotels & Resorts Worldwide, Inc.	(910,200)
(23,400)	Tim Hortons, Inc.	(574,236)
(6,300)	VF Corp.	(348,705)
(12,500)	Walgreen Co.	(367,500)
(15,296)	Wyndham Worldwide Corp.	(185,388)
(15,600)	Wynn Resorts, Ltd.	(550,680)
		(21,674,820)

Consumer Staples - (2.3)%
(12,504)	Archer-Daniels-Midland Co.	(334,732)
(8,600)	Avery Dennison Corp.	(220,848)
(37,200)	Avon Products, Inc.	(959,016)
(15,684)	Bunge Ltd.	(944,961)
(261,382)	CBIZ, Inc.	(1,861,040)
(7,061)	Chemed Corp.	(278,768)
(6,600)	Church & Dwight Co., Inc.	(358,446)
(22,400)	Corporate Executive Board Co.	(465,024)
(24,300)	Estee Lauder Cos., Inc., Class A (k)	(793,881)
(7,895)	Euronet Worldwide, Inc.	(153,084)

(10,200)	Flowers Foods, Inc.	(222,768)
(4,100)	FTI Consulting, Inc.	(207,952)
(39,200)	Hill International, Inc.	(168,560)
(5,100)	Huron Consulting Group, Inc.	(235,773)
(8,600)	Iron Mountain, Inc.	(247,250)
(20,400)	K12, Inc.	(439,620)
(34,500)	Kelly Services, Inc., Class A	(377,775)
(8,000)	Landauer, Inc.	(490,720)
(77,362)	Live Nation, Inc.	(375,979)
(5,500)	Manpower, Inc.	(232,870)
(7,300)	McCormick & Co., Inc.	(237,469)
(12,400)	Molson Coors Brewing Co., Class B	(524,892)
(19,154)	Omnicare, Inc.	(493,407)
(15,423)	OSI Pharmaceuticals, Inc.	(435,391)
(33,500)	Paychex, Inc.	(844,200)
(35,347)	PHH Corp.	(642,608)
(74,260)	Quanta Services, Inc.	(1,717,634)
(18,600)	Reynolds American, Inc.	(718,332)
(40,300)	SEI Investments Co.	(727,012)
(45,776)	Smithfield Foods, Inc.	(639,491)
(77,830)	Spartan Stores, Inc.	(965,870)
(11,900)	TEAM, Inc.	(186,473)
(10,600)	Tootsie Roll Industries, Inc.	(240,514)
(53,850)	Total System Services, Inc.	(721,052)
(37,800)	Tyson Foods, Inc., Class A	(476,658)
(35,994)	Universal Corp.	(1,191,761)
(47,400)	VCA Antech, Inc.	(1,265,580)
(16,700)	Vector Group, Ltd.	(238,643)
(29,900)	Weight Watchers International, Inc.	(770,523)
		(22,406,577)

Energy - (1.2)%
(12,036)	Alpha Natural Resources, Inc.	(316,186)
(4,600)	Anadarko Petroleum Corp.	(208,794)
(12,500)	Atwood Oceanics, Inc.	(311,375)
(64,300)	BPZ Resources, Inc.	(314,427)
(14,500)	Cabot Oil & Gas Corp.	(444,280)
(9,400)	Carrizo Oil & Gas, Inc.	(161,210)
(25,377)	Chesapeake Energy Corp.	(503,226)
(20,000)	CNX Gas Corp.	(525,400)
(15,500)	Comstock Resources, Inc.	(512,275)
(6,600)	Continental Resources, Inc.	(183,150)
(110,218)	Covanta Holding Corp.	(1,869,298)
(21,300)	Dresser-Rand Group, Inc.	(555,930)
(8,700)	Enbridge, Inc.	(302,151)
(6,400)	EQT Corp.	(223,424)
(19,053)	Exterran Holdings, Inc.	(305,610)
(23,100)	Forest Oil Corp.	(344,652)
(10,400)	Goodrich Petroleum Corp.	(255,736)
(10,100)	Murphy Oil Corp.	(548,632)
(898)	Nabors Industries, Ltd.	(13,991)
(12,531)	Peabody Energy Corp.	(377,935)
(5,156)	Penn Virginia Corp.	(84,404)
(7,569)	Pioneer Natural Resources Co.	(193,010)
(8,900)	Pride International, Inc.	(223,034)
(5,400)	Rowan Cos., Inc.	(104,328)
(37,900)	SandRidge Energy, Inc.	(322,908)
(3,900)	Schlumberger, Ltd.	(211,029)
(24,300)	Smith International, Inc.	(625,725)
(4,200)	Suncor Energy, Inc.	(127,428)
(7,600)	SunPower Corp., Class A	(202,464)
(22,300)	TransCanada Corp.	(600,093)
(41)	Transocean, Ltd.	(3,046)

(23,000)	W&T Offshore, Inc.	(224,020)
(25,100)	Weatherford International	(490,956)
(63,898)	Western Refining, Inc.	(451,120)
(8,687)	Whiting Petroleum Corp.	(305,435)
		(12,446,682)

Financials - (2.4)%
(9,999)	Affiliated Managers Group, Inc.	(581,842)
(19,179)	Alexandria Real Estate Equities, Inc., REIT	(686,417)
(900)	Alleghany Corp.	(243,900)
(15,000)	Arthur J. Gallagher & Co.	(320,100)
(19,400)	Capital One Financial Corp.	(424,472)
(7,200)	Capitol Federal Financial	(275,976)
(76,300)	CIT Group, Inc.	(164,045)
(165,500)	Citizens Republic Bancorp, Inc.	(117,505)
(20,500)	Comerica, Inc.	(433,575)
(76,000)	E*Trade Financial Corp.	(97,280)
(15,200)	Entertainment Properties Trust, REIT	(313,120)
(226,142)	Fifth Third Bancorp	(1,605,608)
(31,185)	First Horizon National Corp.	(374,220)
(33,700)	Forest City Enterprises, Inc., Class A	(222,420)
(9,700)	Franklin Resources, Inc.	(698,497)
(1,800)	Goldman Sachs Group, Inc.	(265,392)
(45,100)	Hartford Financial Services Group, Inc.	(535,337)
(28,000)	Heartland Payment Systems, Inc.	(267,960)
(34,900)	Hilltop Holdings, Inc.	(414,263)
(9,800)	IberiaBank Corp.	(386,218)
(55,100)	Investors Bancorp, Inc.	(504,716)
(139,931)	KeyCorp	(733,239)
(31,613)	Legg Mason, Inc.	(770,725)
(26,300)	Marsh & McLennan Cos., Inc.	(529,419)
(23,700)	MB Financial, Inc.	(241,503)
(21,000)	MBIA, Inc.	(90,930)
(10,900)	MetLife, Inc.	(327,109)
(130,775)	MF Global, Ltd.	(775,496)
(5,800)	Northern Trust Corp.	(311,344)
(21,200)	Old Republic International Corp.	(208,820)
(3,800)	PartnerRe, Ltd.	(246,810)
(177,400)	Penson Worldwide, Inc.	(1,587,730)
(22,600)	Pinnacle Financial Partners, Inc.	(301,032)
(11,500)	PrivateBancorp, Inc.	(255,760)
(15,960)	Regions Financial Corp.	(64,478)
(14,000)	Reinsurance Group of America, Inc.	(488,740)
(189,570)	SLM Corp.	(1,946,884)
(94,700)	South Financial Group, Inc.	(112,693)
(7,500)	St. Joe Co.	(198,675)
(8,400)	State Street Corp.	(396,480)
(33,000)	SunTrust Banks, Inc.	(542,850)
(51,574)	SVB Financial Group	(1,403,844)
(15,900)	Transatlantic Holdings, Inc.	(688,947)
(67,900)	Trustco Bank Corp.	(401,289)
(29,600)	Umpqua Holdings Corp.	(229,696)
(31,815)	Valley National Bancorp	(372,236)
(54,600)	Webster Financial Corp.	(439,530)
(1,486)	Wells Fargo & Co.	(36,050)
(2,500)	White Mountains Insurance Group, Ltd.	(570,075)
(36,700)	Whitney Holding Corp.	(336,172)
(17,305)	World Acceptance, Corp.	(344,543)
(23,400)	Zions Bancorp.	(270,504)
		(24,156,466)

Health Care - (3.9)%
(3,500)	Abbott Laboratories	(164,640)
(15,500)	Allergan, Inc.	(737,490)
(191,997)	American Medical Systems Holdings, Inc.	(3,033,553)
(8,659)	AMERIGROUP Corp.	(232,494)
(7,000)	Amylin Pharmaceuticals, Inc.	(94,500)
(12,100)	athenahealth, Inc.	(447,821)

(128,775)	ATS Medical, Inc.	(423,670)
(9,400)	Becton, Dickinson & Co.	(670,314)
(184,490)	Biomarin Pharmaceuticals, Inc.	(2,879,889)
(132,800)	Biovail Corp.	(1,786,160)
(14,800)	Celgene Corp.	(708,032)
(10,400)	The Cooper Companies, Inc.	(257,192)
(6,000)	Covance, Inc.	(295,200)
(71,189)	Cubist Pharmaceuticals, Inc.	(1,304,894)
(19,386)	deCODE genetics, Inc.	(10,275)
(25,400)	Endo Pharmaceuticals Holdings, Inc.	(455,168)
(15,400)	Gen-Probe, Inc.	(661,892)
(50,714)	Greatbatch, Inc.	(1,146,644)
(42,477)	Healthsouth Corp.	(613,368)
(26,635)	Hologic, Inc.	(379,016)
(67,140)	Incyte Corp.	(220,891)
(8,000)	Integra LifeSciences Holdings Corp.	(212,080)
(19,584)	Invacare Corp.	(345,658)
(30,267)	Inverness Medical Innovations, Inc.	(1,076,900)
(170,458)	Isis Pharmaceuticals, Inc.	(2,812,557)
(26,656)	Kinetic Concepts, Inc.	(726,376)
(34,241)	King Pharmaceuticals, Inc.	(329,741)
(23,152)	LifePoint Hospitals, Inc.	(607,740)
(19,200)	Luminex Corp.	(355,968)
(21,416)	Medicis Pharmaceutical Corp., Class A	(349,509)
(64,528)	Molina Healthcare, Inc.	(1,543,510)
(305,555)	Mylan, Inc.	(3,987,493)
(18,500)	Natus Medical, Inc.	(213,490)
(238,819)	NovaMed, Inc.	(943,335)
(12,600)	NuVasive, Inc.	(561,960)
(32,400)	Patterson Cos., Inc.	(703,080)
(8,300)	Perrigo Co.	(230,574)
(19,200)	Pharmaceutical Product Development, Inc.	(445,824)
(108,773)	PSS World Medical, Inc.	(2,013,388)
(13,100)	Psychiatric Solutions, Inc.	(297,894)
(14,300)	Qiagen NV	(265,837)
(34,000)	Sequenom, Inc.	(132,940)
(29,900)	SonoSite, Inc.	(599,794)
(12,600)	Stryker Corp.	(500,724)
(43,682)	Theravance, Inc.	(639,505)
(146,275)	Viropharma, Inc.	(867,411)
(16,300)	Volcano Corp.	(227,874)
(20,052)	West Pharmaceutical Services, Inc.	(698,812)
(76,709)	Wright Medical Group, Inc.	(1,247,288)
		(39,460,365)

Industrials - (2.7)%
(51,399)	AAR Corp.	(824,954)
(6,500)	AeroVironment, Inc.	(200,590)
(43,000)	Alexander & Baldwin, Inc.	(1,007,920)
(6,400)	Ametek, Inc.	(221,312)
(8,400)	Arkansas Best Corp.	(221,340)
(20,900)	Briggs & Stratton Corp.	(278,806)
(27,900)	Brink's Co.	(809,937)
(13,100)	Bristow Group, Inc.	(388,153)
(97,365)	C&D Technologies, Inc.	(194,730)
(8,800)	Canadian Pacific Railway, Ltd.	(350,240)
(25,000)	Carlisle Cos., Inc.	(601,000)
(11,300)	Clarcor, Inc.	(329,847)
(9,500)	Clean Harbors, Inc.	(512,905)
(5,400)	Con-way, Inc.	(190,674)
(7,200)	Curtiss-Wright Corp.	(214,056)
(78,600)	Eastman Kodak Co.	(232,656)
(48,458)	EnerSys	(881,451)
(7,600)	Gatx Corp.	(195,472)
(7,935)	General Cable Corp.	(298,197)
(31,600)	General Electric Co.	(370,352)
(14,000)	Gorman-Rupp Co.	(282,380)

(31,534)	Hertz Global Holdings, Inc.	(251,957)
(25,500)	IDEX Corp.	(626,535)
(6,000)	Jacobs Engineering Group, Inc.	(252,540)
(61,360)	Kansas City Southern	(988,510)
(9,100)	Kaydon Corp.	(296,296)
(20,500)	Kirby Corp.	(651,695)
(109,453)	Lecroy Corp.	(410,449)
(122,419)	MasTec, Inc.	(1,434,751)
(8,400)	Mettler-Toledo International, Inc.	(648,060)
(33,450)	Mine Safety Appliances Co.	(806,145)
(28,600)	Movado Group, Inc.	(301,444)
(35,100)	National Instruments Corp.	(791,856)
(35,852)	Newport Corp.	(207,583)
(15,200)	Norfolk Southern Corp.	(572,584)
(52,600)	Packaging Corp. of America	(852,120)
(28,200)	Pall Corp.	(748,992)
(19,300)	Parker Hannifin Corp.	(829,128)
(7,100)	Precision Castparts Corp.	(518,513)
(7,400)	Regal-Beloit Corp.	(293,928)
(20,900)	Rockwell Automation, Inc.	(671,308)
(14,700)	Rockwell Collins, Inc.	(613,431)
(6,500)	Roper Industries, Inc.	(294,515)
(1,924)	Terex Corp.	(23,223)
(13,200)	Tetra Tech, Inc.	(378,180)
(104,152)	Textron, Inc.	(1,006,108)
(9,500)	Thermo Fisher Scientific, Inc.	(387,315)
(27,873)	Trinity Industries, Inc.	(379,630)
(3,800)	Union Pacific Corp.	(197,828)
(13,002)	United States Steel Corp.	(464,691)
(17,500)	Universal Display Corp.	(171,150)
(19,400)	Waste Connections, Inc.	(502,654)
(18,000)	Waste Management, Inc.	(506,880)
(16,100)	Waters Corp.	(828,667)
(27,000)	Zebra Technologies Corp., Class A	(638,820)
		(27,154,458)

Information Technology - (3.3)%

(30,100)	Analog Devices, Inc.	(745,878)
(21,100)	Ansys, Inc.	(657,476)
(29,400)	Autodesk, Inc.	(558,012)
(8,800)	Blackboard, Inc.	(253,968)
(23,100)	Broadcom Corp., Class A	(572,649)
(11,100)	CA, Inc.	(193,473)
(43,692)	CACI International, Inc., Class A	(1,866,086)
(23,200)	Cognizant Technology Solutions Corp., Class A	(619,440)
(9,200)	Computer Programs and Systems, Inc.	(352,452)
(11,400)	Concur Technologies, Inc.	(354,312)
(10,700)	Eclipsys Corp.	(190,246)
(27,550)	Electronic Arts, Inc.	(598,386)
(150,012)	Epicor Software Corp.	(795,064)
(116,923)	HLTH Corp.	(1,531,691)
(16,700)	IHS, Inc., Class A	(832,829)
(55,350)	IMS Health, Inc.	(702,945)
(2,300)	International Business Machines Corp.	(240,166)
(39,500)	Linear Technology Corp.	(922,325)
(16,900)	Marvell Technology Group, Ltd.	(196,716)
(79,763)	Mentor Graphics Corp.	(436,304)
(14,400)	Microchip Technology, Inc.	(324,720)
(348,744)	Micron Technology, Inc.	(1,764,645)
(6,800)	Microsemi Corp.	(93,840)
(26,800)	MSCI, Inc., Class A	(654,992)
(21,400)	MSCSoftware Corp.	(142,524)
(5,000)	Netlogic Microsystems, Inc.	(182,300)
(172,529)	Nuance Communications, Inc.	(2,085,876)
(635,499)	ON Semiconductor Corp.	(4,359,523)
(10,900)	Pitney Bowes, Inc.	(239,037)

(15,025)	Rambus, Inc.	(232,737)
(26,000)	Salesforce.com, Inc.	(992,420)
(19,104)	Seagate Technology	(199,828)
(132,337)	SYNNEX Corp.	(3,307,102)
(266,760)	Take-Two Interactive Software, Inc.	(2,526,217)
(27,200)	Teradata Corp.	(637,296)
(79,359)	Teradyne, Inc.	(544,403)
(11,900)	Ultimate Software Group, Inc.	(288,456)
(31,900)	Varian Semiconductor Equipment Associates, Inc.	(765,281)
(33,100)	Veeco Instruments, Inc.	(383,629)
(11,200)	VMware, Inc., Class A	(305,424)
(30,000)	Xerox Corp.	(194,400)
		(32,845,068)

Materials - (0.8)%

(11,100)	Air Products & Chemicals, Inc.	(716,949)
(20,500)	Albemarle Corp.	(524,185)
(38,100)	Alcoa, Inc.	(393,573)
(13,272)	Allegheny Technologies, Inc.	(463,591)
(25,000)	American Vanguard Corp.	(282,500)
(16,600)	Cameco Corp.	(424,960)
(21,994)	Ferro Corp.	(60,484)
(14,000)	FMC Corp.	(662,200)
(5,300)	Freeport-McMoRan Copper & Gold Inc.	(265,583)
(38,100)	Goldcorp, Inc.	(1,323,975)
(40,300)	Ivanhoe Mines, Ltd.	(225,680)
(5,100)	Martin Marietta Materials, Inc.	(402,288)
(3,500)	Potash Corp. of Saskatchewan, Inc.	(325,675)
(15,300)	PPG Industries, Inc.	(671,670)
(8,000)	Sensient Technologies Corp.	(180,560)
(11,800)	The Sherwin-Williams Co.	(634,250)
(10,800)	Simpson Manufacturing Co.	(233,496)
(13,027)	Steel Dynamics, Inc.	(191,888)
		(7,983,507)

Telecommunication Services - (2.1)%
(126,101)	Alaska Communications Systems Group, Inc.	(923,059)
(84,967)	Arris Group, Inc.	(1,033,199)
(55,500)	CBS Corp., Class B	(384,060)
(77,550)	Ciena Corp.	(802,643)
(44,174)	CommScope, Inc.	(1,160,009)
(43,000)	Comtech Telecommunications Corp.	(1,370,840)
(16,909)	Crown Castle International Corp.	(406,154)
(401,518)	Earthlink, Inc.	(2,975,248)
(38,720)	Equinix, Inc.	(2,816,493)
(11,200)	GeoEye, Inc.	(263,872)
(270,744)	Interpublic Group of Cos., Inc.	(1,367,257)
(11,691)	Leap Wireless International, Inc.	(384,985)
(292,587)	Level 3 Communications, Inc.	(441,807)
(18,800)	McGraw-Hill Cos., Inc.	(566,068)
(34,700)	NII Holdings, Inc.	(661,729)
(32,548)	Omnicom Group, Inc.	(1,027,866)
(17,619)	SBA Communications Corp., Class A	(432,370)
(32,800)	Scripps Networks Interactive, Class A	(912,824)
(26,600)	Switch and Data Facilities Co., Inc.	(312,018)
(37,591)	Symmetricom, Inc.	(216,900)
(43,534)	TW Telecom, Inc., Class A	(447,094)
(14,200)	United States Cellular Corp.	(545,990)
(31,300)	Viacom Inc., Class B	(710,510)
(88,867)	Virgin Media, Inc.	(830,906)
(14,300)	Vocus, Inc.	(282,568)
		(21,276,469)

Utilities - (0.7)%
(31,650)	Allegheny Energy, Inc.	(811,823)
(3,900)	Aqua America, Inc.	(69,810)

(45,240)	CMS Energy Corp.	(546,499)
(24,300)	Constellation Energy Group, Inc.	(645,894)
(25,100)	Hawaiian Electric Industries, Inc.	(478,406)
(12,600)	New Jersey Resources Corp.	(466,704)
(5,100)	Northwest Natural Gas Co.	(226,032)
(23,100)	Otter Tail Corp.	(504,504)
(22,400)	PPL Corp.	(738,304)
(27,700)	Public Service Enterprise Group, Inc.	(903,851)
(15,000)	Southern Co.	(467,400)
(22,700)	Vectren Corp.	(531,861)
(17,400)	WGL Holdings, Inc.	(557,148)
(23,700)	Xcel Energy, Inc.	(436,317)
		(7,384,553)

Total Common Stock (Cost $(238,741,446))		(216,788,964)

Investment Companies - (2.5)%
(42,450)	iShares Russell 2000 Index Fund	(2,163,252)
(18,450)	Midcap SPDR Trust Series 1	(1,942,970)
(64,025)	Powershares QQQ ETF	(2,329,229)
(199,585)	SPDR Trust Series 1	(18,345,853)
Total Investment Companies (Cost $(30,725,853))		(24,781,304)

Total Securities Sold Short - (24.1)%
(Cost $(269,467,299))		$(241,570,268)

ABSOLUTE STRATEGIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
JUNE 30, 2009 (Unaudited)

Number of	Security	Strike	Expiration
Contacts	Description	Price	Date	Cost	Value
Options Written - (0.1)%
Call Options Written - (0.0)%
(65)	Accenture, Ltd.	$35.00	01/20/10	(31,167)	$(12,675)
(170)	Bank of New York Mellon Corp.	35.00	01/20/10	(83,215)	(25,500)
(115)	Bed Bath & Beyond, Inc.	35.00	01/20/10	(35,592)	(22,425)
(40)	Bed Bath & Beyond, Inc.	30.00	01/20/10	(15,580)	(16,400)
(32)	ConocoPhillips	65.00	01/20/10	(19,184)	(640)
(135)	Mohawk Industries, Inc.	50.00	11/25/09	(49,881)	(18,225)
(220)	Mohawk Industries, Inc.	60.00	01/20/10	(132,287)	(13,200)
(1,116)	S&P 500 Index	1,050.00	07/22/09	(8,984)	(11,160)
(220)	Target Corp.	50.00	01/20/10	(65,921)	(22,000)
(70)	UnitedHealth Group, Inc.	30.00	01/20/10	(30,065)	(10,500)
(40)	United Parcel Service, Inc.	60.00	01/20/10	(20,380)	(4,300)
(80)	Walgreen Co.	30.00	01/20/10	(20,760)	(17,800)
Total Call Options Written - (0.0)%
(Premiums Received $(513,016))				(513,016)	(174,825)

Number of	Security	Strike	Expiration
Contacts	Description	Price	Date	Cost	Value
Put Options Written - (0.1)%
(95)	Fastenal Co.	30.00	08/26/09	(20,391)	(10,450)
(150)	Estee Lauder Companies, Inc.	30.00	10/21/09	(36,674)	(26,250)
(279)	S&P 500 Index	760.00	07/22/09	(64,985)	(19,530)
(279)	S&P 500 Index	800.00	07/22/09	(49,020)	(30,690)
(558)	S&P 500 Index	825.00	07/22/09	(106,830)	(100,440)
(600)	SPDR Trust Series 1	82.00	03/24/10	(721,196)	(303,000)
Total Put Options Written - (0.1)%
(Premiums Received $(999,096))				(999,096)	(490,360)

Total Options Written - (0.1)%				$(1,512,112)	$(665,185)
(Premiums Received $(1,512,112))

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (Unaudited)

A summary of outstanding credit default swap agreements held by the Fund at June 30, 2009, is as follows:

		Buy/Sell	Pays (Receives)	Termination	Notional	Net Unrealized
Counterparty	Reference Entity/Obligation	Protection	Rate	Date	Amount	Appreciation (Depreciation)

Barclays	ABX. HE AAA Sub-Index	Sell	0.09%	08/25/37	500,000	$(17,189)
Barclays	ABX. HE AAA Sub-Index	Sell	0.09%	08/25/37	1,900,000	(65,317)
Barclays	ABX. HE Penultimate AAA Sub-Index	Sell	0.76%	01/25/38	500,000	(18,690)
Barclays	ABX. HE Penultimate AAA Sub-Index	Sell	0.76%	01/25/38	1,900,000	(71,024)
						$(172,220)

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
PLC	Public Limited Company
REIT	Real estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
WI	When Issued
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933.
At the period end, the value of these securities amounted to $49,986,562 or 5.0% of net assets.
(c)	Variable rate security.
(d)	Security is currently in default and is on scheduled interest or principal payment.
(e)	Zero coupon bond. Interest rate presented is yield to maturity.
(f)	All or a portion of this security is held as collateral for securities sold short.
(g)	Security fair valued in accordance with procedures adopted by the Board of Trustees.
(h)	Debt obligation initially issued at one coupon rate which converts to a higher coupon rate at a specific date. The rate shown is the rate at year end.
(i)	Holders of Comdisco Holding Co., Inc. were issued contingent equity distribution rights pursuant to the Comdisco, Inc. First Amended Joint Plan of Reorganization. Accordingly,
there is no associated strike price or expiration date.
(j)	Security subject to call option written by the Fund.
(k)	Subject to put option written by the Fund.

At June 30, 2009, the Fund held the following futures contracts:
			Notional	Net
		Expiration	Contract	Appreciation
Contract	Type	Date	Value	(Depreciation)
(2,100)	S&P 500 Emini Note Future	09/30/09	$(96,127,500)	$2,191,750
(21)	U.S. 5-year Note (CBT) Future	09/30/09	(2,409,093)	4,484
(10)	U.S. 2-year Note (CBT) Future	09/30/09	(2,162,188)	4,063
(16)	U.S. 10-year Note (CBT) Future	09/30/09	(1,860,250)	(43,914)
(20)	U.S. Long Bond (CBT) Future	09/30/09	(2,367,188)	(21,868)
			$(104,926,219)	$2,134,515

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

		Gross Unrealized Appreciation		$119,990,503
		Gross Unrealized Depreciation		(110,108,858)
		Net Unrealized Appreciation (Depreciation)		$9,881,645

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value:
Common Stocks
Consumer Discretionary	$46,098,266	$-	$-	$46,098,266
Consumer Staples	69,636,781	-	-	69,636,781
Energy	22,748,540	-	-	22,748,540
Financials	76,184,869	-	-	76,184,869
Healthcare	26,094,983	-	-	26,094,983
Industrials	44,041,267	-	-	44,041,267
Information Technology	29,622,387	-	-	29,622,387
Materials	15,074,650	-	-	15,074,650
Telecommunication Services	48,224,151	-	-	48,224,151

Utilities	9,368,763	-	-	9,368,763
Preferred Stocks
Consumer Discretionary	447,359	-	-	447,359
Consumer Staples	3,444,261	-	-	3,444,261
Financials	10,997,906	-	-	10,997,906
Healthcare	4,760,548	-	-	4,760,548
Energy	323,934	-	-	323,934
Industrials	1,181,145	-	-	1,181,145
Telecommunications	5,467,117	-	-	5,467,117
Asset Backed Obligations		80,850,882	370,793	81,221,675
Corporate Convertible Bonds	-	201,075,997	5,539,447	206,615,444
Corporate Non-Convertible Bonds	-	48,978,244	203,660	49,181,904
Foreign Bonds	-	134,714		134,714
Syndicated Loans	-	1,533,826	-	1,533,826
US Government Securities	-	86,015,947	-	86,015,947
Rights	16,283			16,283
Investment Companies	39,553,499	-	-	39,553,499
Commercial Paper	-	4,589,093	-	4,589,093
Options Purchased	11,888,216		-	11,888,216
Total Investments at Value	465,174,924	423,178,703	6,113,900	894,467,527
Other Financial Instruments**:
Futures	2,134,515	-	-	2,134,515
Total Assets	$467,309,439	$423,178,703	$6,113,900	$896,602,042

Liabilities
Securities Sold Short
Common Stock	$(216,788,964)	$-	$-	$(216,788,964)
Investment Companies	(24,781,304)	-	-	(24,781,304)
Total Securities Sold Short	(241,570,268)	-	-	(241,570,268)
Other Financial Instruments**:
Credit Default Swaps	-	(172,220)	-	(172,220)
Options Written	(665,185)	-	-	(665,185)
Total Liabilities	$(242,235,453)	$(172,220)	$-	$(242,407,673)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument. Written options are reported at their market value at period end date.

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

	Asset-Backed Obligations	Corporate Convertible Bonds	Corporate Non-Convertible Bonds	Total

Balance as of 03/31/09	$222,914	$3,679,610	$1,074,900	$4,977,424
Accrued Accretion / (Amortization)	(370)	(6,328)	-	(6,698)
Realized Gain (Loss)				-
Change in Unrealized Appreciation / (Depreciation)	65,426	236,209	(78,740)	222,895
Net Purchase / (Sales)	350,000	2,992,896	(1,032,500)	2,310,396
Transfers In / (Out)	(267,177)	(1,362,940)	240,000	(1,390,117)
Balance as of 06/30/09	$370,793	$5,539,447	$203,660	$6,113,900

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL
INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.

BECK, MACK & OLIVER GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (Unaudited)

Shares	Security Description	Value

Common Stocks - 80.6%

	Belgium - 1.9%
19,000	Compagnie Nationale A Portefeuille SA	$916,902

	Brazil - 2.0%
68,845	BM & F Bovespa SA	411,067
36,000	Redecard SA	551,161
		962,228

	Canada - 10.0%
30,000	Brookfield Asset Management, Inc., Class A	513,262
11,100	Canadian Natural Resources, Ltd.	583,939
66,100	Canfor Corp. (a)	284,142
36,000	EnCana Corp.	1,780,920
2,600	Fairfax Financial Holdings, Ltd.	648,674
18,000	Suncor Energy, Inc.	546,120
56,100	Viterra, Inc. (a)	487,134
		4,844,191

	China - 0.6%
430,000	Huaneng Power International, Inc., Class H	301,830

	France - 3.0%
5,250	Eurazeo SA	218,003
37,000	Sanofi-Aventis SA, ADR	1,091,130
8,000	Suez Environnement SA	139,668
		1,448,801

	Germany - 1.8%
3,000	Deutsche Boerse AG	232,522
4,600	Muenchener Rueckversicherungs Gesellschaft AG	620,337
		852,859

	Hong Kong - 13.6%
161,000	Cheung Kong Holdings, Ltd.	1,850,969
280,000	Hang Lung Properties, Ltd.	926,704
150,000	Henderson Land Development Co., Ltd.	860,317
71,172	Jardine Matheson Holdings, Ltd.	1,951,536
383,000	Wheelock & Co., Ltd.	987,392
		6,576,918

	Japan - 6.3%
16,000	Aruze Corp. (a)	122,572
405	Japan Tobacco, Inc.	1,269,632
1,070	Keyence Corp.	218,810
11,000	Mitsubishi Estate Co., Ltd.	183,952
23,900	Tokio Marine Holdings, Inc.	662,407
24,000	Toyota Industries Corp.	599,159
		3,056,532
	Jordan - 0.8%
19,995	Arab Bank PLC	370,393

	Luxembourg - 0.1%
2,327	Reinet Investments S.C.A. (a)	30,849

	Malaysia - 1.3%
375,000	Genting Bhd (a)	602,774

Shares	Security Description			Value
	Mexico - 1.9%
29,000	Fomento Economico Mexicano SAB de CV, ADR			$934,960

	Netherlands - 2.7%
41,600	Heineken Holding NV			1,321,237

	South Africa - 0.3%
13,000	Gold Fields, Ltd., ADR			156,650

	Sweden - 1.5%
48,500	Investor AB, Class A			722,975

	Switzerland - 10.8%
23,869	ABB, Ltd.			375,208
17,000	Compagnie Financiere Richemont SA, Class A			353,283
5,000	Kuehne + Nagel International AG			391,607
50,000	Nestle SA			1,883,024
33,000	Novartis AG			1,337,555
8,207	Pargesa Holding SA			512,111
8,000	Syngenta AG, ADR			372,160
				5,224,948

	United Kingdom - 7.5%
80,000	Anglo American PLC, ADR			1,171,200
25,400	British American Tobacco PLC			699,114
7,170	Brit Insurance Holdings PLC			22,265
14,000	Diageo PLC, ADR			801,500
54,700	GlaxoSmithKline PLC			961,569
				3,655,648
	United States - 14.5%
7,600	Burlington Northern Santa Fe Corp.			558,904
18,500	Calpine Corp.(a)			206,275
5,000	General Dynamics Corp.			276,950
4,500	IBM			469,890
395	J.G. Boswell Co.			207,177
15,000	Johnson & Johnson			852,000
25,000	Leucadia National Corp. (a)			527,250
22,000	Nasdaq OMX Group, Inc. (a)			468,820
3,000	Newmont Mining Corp.			122,610
31,000	Philip Morris International, Inc.			1,352,221
5,000	QUALCOMM, Inc.			226,000
40,000	Spectra Energy Corp.			676,800
12,200	Tejon Ranch Corp. (a)			323,178
5,000	Waters Corp. (a)			257,350
9,600	WellPoint, Inc. (a)			488,544
				7,013,969

Total Common Stocks (Cost $41,130,634)				38,994,664

Investment Companies - 0.5%
7,000	India Fund, Inc. (Cost $128,057)			217,770

Principal		Rate	Maturity
Corporate Bonds - 1.2%
	United States - 1.2%
$250,000	GMAC, LLC	7.25%	03/02/11	226,924
125,000	Leucadia National Corp.	8.13%	09/15/15	113,750
300,000	Level 3 Financing, Inc.	9.25%	11/01/14	247,500
Total Corporate Bonds (Cost $490,443)				588,174

Foreign Bonds - 0.7%
	Germany - 0.4%
150,000	German Government	1.25%	03/11/11	210,601

Principal		Rate	Maturity	Value

	New Zealand - 0.3%
200,000	New Zealand Government	6.00%	11/15/11	$135,452
Total Foreign Bonds (Cost $320,301)				346,053

US Treasury Securities - 3.1%
500,000	US Treasury Inflation Index	1.88%	07/15/13	596,116
400,000	US Treasury Note	2.00%	09/30/10	407,016
500,000	US Treasury Note	1.13%	01/15/12	496,953
Total US Treasury Securities (Cost $1,477,614)				1,500,085

Shares
Preferred Stock - 0.5%
	United States - 0.5%
100	Bank of America Corp., 1.81%			82,525
3,650	Tri-Continental Corp.,0.63%			155,125
Total Preferred Stock (Cost $232,108)				237,650

Number of
Contracts		Strike Price	Expiration Date
Purchased Put Options - 0.1%
3,300,000	European Currency (a) (Cost $72,000)	1.32	01/13/10	59,705

Short-Term Investments - 5.1%
Shares
Money Market Fund - 5.1%
2,456,444	CitiSM Institutional Trust Liquid Reserves, Class A, 0.53% (b) (Cost $2,456,444)			2,456,444

Total Investments - 91.8% (Cost $46,307,601*)				$44,400,545
Other Assets and Liabilities, Net - 8.2%				3,988,872

NET ASSETS - 100.0%				$48,389,417

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	Represents 7-day effective yield as of June 30, 2009.

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

	Gross Unrealized Appreciation			$3,181,402
	Gross Unrealized Depreciation			(5,088,458)
	Net Unrealized Appreciation (Depreciation)			$(1,907,056)

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value:
Common Stocks
Belgium	$ 916,902	$ -	$ -	$ 916,902
Brazil	962,228	-	-	962,228
Canada	4,844,191	-	-	4,844,191
China	301,830	-	-	301,830
France	1,448,801	-	-	1,448,801
Germany	852,859	-	-	852,859
Hong Kong	6,576,918	-	-	6,576,918
Japan	3,056,532	-	-	3,056,532
Jordan	370,393	-	-	370,393
Luxembourg	30,849	-	-	30,849
Malaysia	602,774	-	-	602,774
Mexico	934,960	-	-	934,960
Netherlands	1,321,237	-	-	1,321,237
South Africa	156,650	-	-	156,650
Sweden	722,975	-	-	722,975
Switzerland	5,224,948	-	-	5,224,948
United Kingdom	3,655,648	-	-	3,655,648
United States	7,013,969	-	-	7,013,969
Investment Companies	217,770	-	-	217,770
Corporate Convertible Bonds	-	588,174	-	588,174
Foreign Bonds	-	346,053	-	346,053
US Treasury Securities	-	1,500,085	-	1,500,085
Preferred Stock	237,650		-	237,650
Money Market Fund	-	2,456,444	-	2,456,444
Options Purchased	-	59,705	-	59,705
Total Investments at Value	39,450,084	4,950,461	-	44,400,545
Other Financial Instruments**:
Forward Currency Contracts	-	13,112	-	13,112
Total Assets	$39,450,084	$ 4,963,573	$ -	$44,413,657

Liabilities
Other Financial Instruments**:
Forward Currency Contracts	-	(175,126)	-	(175,126)
Total Liabilities	$ -	$ (175,126)	$ -	$ (175,126)

**Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL
INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.

MERK ASIAN CURRENCY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (Unaudited)

Principal	Security Description	Rate	Maturity	Value in USD

US Treasury Bills (a) - 98.9%

$10,000,000	US Treasury Bill	0.35%	07/30/09	$9,999,056
13,000,000	US Treasury Bill	0.50	08/27/09	12,997,565
5,000,000	US Treasury Bill	0.16	09/24/09	4,998,050
5,000,000	US Treasury Bill	0.31	10/29/09	4,997,000
10,000,000	US Treasury Bill	0.28	11/19/09	9,990,400
9,000,000	US Treasury Bill	0.28	12/17/09	8,986,482
9,000,000	US Treasury Bill	0.27	01/14/10	8,984,142

Total US Treasury Bills (Cost $60,944,024)				60,952,695

Total Investments - 98.9% Cost ($60,944,024)*				$60,952,695

Net Unrealized Loss on Forward Currency Contracts - 0.0%				$(2,935)

Other Assets and Liabilities, Net - 1.1%				700,878
NET ASSETS - 100.0%				$61,650,638

(a) Rates shown are annualized yields at time of purchase.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
Gross Unrealized Appreciation		$13,040
Gross Unrealized Depreciation		(4,369)
Net Unrealized Appreciation (Depreciation)		$8,671

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$-	$-
Level 2 - Other Significant Observable Inputs		(2,935)
Level 3 - Significant Unobservable Inputs		-
Total Investments	$60,952,695	$(2,935)

** Other Financial Instruments include forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

In accordance with the adoption of FSP 157-4, the Level 2 inputs displayed in this table are US Treasury Bills.
Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS
AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT
OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MERK HARD CURRENCY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD

Foreign Bonds - 46.7%

Regional Agency -Canada - 2.8%
10,000,000	Alberta Treasury Branches	CAD	4.10%	06/01/11	$9,020,333

Non-US Government - Australia - 9.3%
37,000,000	Australian Government	AUD	7.50	09/15/09	30,087,725

Regional Agency - Australia - 4.5%
18,000,000	Queensland Treasury Corp.	AUD	6.00	07/14/09	14,519,830

Regional Authority - Canada - 11.4%
13,000,000	Canada Government	CAD	4.25	09/01/09	11,248,523
15,000,000	Province of Manitoba Series MTN (a)	CAD	0.83	09/04/12	12,895,241
15,000,000	Province of Ontario (a)	CAD	1.26	07/15/11	12,902,721
					37,046,485

Non-US Government - Finland - 4.6%
10,500,000	Finland Government Bond	EUR	2.75	09/15/10	15,023,499

Non-US Government - Germany- 4.6%
9,000,000	German Government	EUR	4.50	07/04/09	12,630,261
1,500,000	German Government	EUR	4.00	09/11/09	2,118,467
					14,748,728
Non-US Government - New Zealand - 3.2%
16,000,000	New Zealand Government Bond	NZD	7.00	07/15/09	10,341,010

Non-US Government - Switzerland - 6.3%
21,500,000	Switzerland Government	CHF	3.50	08/07/10	20,445,074

Total Foreign Bonds (Cost $140,141,212)					151,232,684

Foreign Treasury Securities - 34.4%

Non-US Government - Belgium - 4.4%
10,300,000	Belgium Treasury Certificate (b)	EUR	0.74-0.88	08/13/09	14,436,799

Non-US Government - France - 4.5%
5,000,000	French Discount Treasury Bill (b)	EUR	0.72	07/09/09	7,013,138
5,300,000	French Discount Treasury Bill (b)	EUR	0.70	08/20/09	7,428,263
					14,441,401

Non-US Government - Norway - 17.5%
365,000,000	Norwegian Treasury Bill (b)	NOK	1.28-1.30	09/16/09	56,585,033

Non-US Government - Japan- 3.2%
1,000,000,000	Japan Treasury Bill (b)	JPY	0.15	07/27/09	10,379,354

Non-US Government - Netherlands - 4.8%
11,000,000	Dutch Treasury Certificate (b)	EUR	0.50	08/14/09	15,421,917

Total Foreign Treasury Securities (Cost $110,382,967)					111,264,504

Shares
Exchange Traded Fund - 12.0%
426,900	SPDR Gold Trust (Cost $39,305,255)				38,924,742

Total Investments - 93.1% (Cost $289,832,934)*					$301,421,930

Foreign Currencies - 9.1%:
Australian Dollar - 0.5%					1,630,315
British Sterling Pound - 0.0%					635
Canadian Dollar - 0.2%					587,689
Euro - 5.4%					17,667,243
Japanese Yen - 1.3%					4,088,768
New Zealand Dollar - 0.7%					2,288,428
Norwegian Krone - 1.0%		3,213,723
Swedish Krona - 0.0%		5,809
Swiss Franc - 0.0%		(153,404)
Total Foreign Currencies (Cost $29,297,869)		29,329,206

Other Assets and Liabilities, Net - (2.2)%		(7,116,695)
NET ASSETS - 100.0%		$ 323,634,441

(a) Variable rate security. Rate presented is as of June 30, 2009.
(b) Rates shown are annualized yields at time of purchase.

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krona
NZD	New Zealand Dollar
USD	United States Dollar

MTN Medium Term Note

At June 30, 2009, the Fund held the following futures contracts:

Notional Contracts	Type	Expiration Date	Contract Value	Net Unrealized Depreciation
59	Gold 100 Oz. Future	August 31, 2009	$5,471,660	$(156,740)
*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$13,468,492
Gross Unrealized Depreciation	(1,879,496)
Net Unrealized Appreciation (Depreciation)	$11,588,996

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value:
Foreign Bonds	-	151,232,684	-	151,232,684
Foreign Treasury Securities	-	111,264,504	-	111,264,504
Exchange Traded Fund	38,924,742	-	-	38,924,742
Total Investments at Value	38,924,742	262,497,188	-	301,421,930
Total Assets	38,924,742	262,497,188	-	301,421,930

Liabilities
Other Financial Instruments**:
Futures	(156,740)	-	-	(156,740)
Total Liabilities	$38,768,002	$262,497,188	$-	$301,265,190

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation) of the instrument.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL
INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.

PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (Unaudited)

	Security
Shares	Description	Value

Common Stock - 87.0%

Basic Materials - 7.9%
9,200	Airgas, Inc.	$372,876
22,720	Ashland, Inc.	637,296
18,500	EI du Pont de Nemours & Co.	473,970
6,000	Nucor Corp.	266,580
		1,750,722

Consumer Cyclical - 12.5%
16,500	Cummins, Inc.	580,965
8,200	Hasbro, Inc.	198,768
25,000	Johnson Controls, Inc.	543,000
10,400	Polaris Industries, Inc.	334,048
18,539	TJX Cos., Inc.	583,237
9,610	VF Corp.	531,914
		2,771,932

Consumer Staples - 6.4%
8,500	Avon Products, Inc.	219,130
10,500	Diageo PLC, ADR	601,125
11,600	Proctor & Gamble Co.	592,760
		1,413,015

Energy - 11.3%
17,020	Alpha Natural Resources, Inc. (a)	447,115
4,200	BP PLC, ADR	200,256
12,500	ConocoPhillips	525,750
12,310	Marathon Oil Corp.	370,900
15,400	Smith International, Inc.	396,550
20,400	Unit Corp. (a)	562,428
		2,502,999

Financial - 9.9%
12,000	Aflac, Inc.	373,080
24,000	BB&T Corp.	527,520
150	Berkshire Hathaway, Inc., Class B (a)	434,360
12,100	JPMorgan Chase & Co.	412,731
10,900	Travelers Cos., Inc.	447,336
		2,195,027

Health Care - 12.5%
8,480	Becton Dickinson & Co.	604,709
16,000	Medtronic, Inc.	558,240
10,725	Johnson & Johnson	609,180
36,400	Pfizer, Inc.	546,000
19,000	Pharmaceutical Product Development	441,180
		2,759,309

Industrials - 9.1%
2,250	Dun & Bradstreet Corp.			182,723
22,000	FLIR Systems, Inc. (a)			496,320
9,000	General Dynamics Corp.			498,510
7,252	Rockwell Collins, Inc.			302,626
10,000	United Technologies Corp.			519,600
				1,999,779

Technology - 17.4%
9,366	Cisco Systems, Inc.(a)			174,582
1,750	Google, Inc., Class A (a)			737,783
4,000	IBM			417,680
19,980	Harris Corp.			566,633
4,963	Harris Stratex Networks, Inc., Class A (a)			32,160
17,900	Hewlett-Packard Co.			691,835
12,000	ITT Corp.			534,000
18,000	Microsoft Corp.			427,860
12,225	Oracle Corp.			261,860
				3,844,393

Total Common Stock (cost $17,399,602)				$19,237,176

Exchange Traded Funds- 12.2%
19,000	Financial Select Sector SPDR Fund			227,430
7,318	iShares iBoxx $ High Yield Corporate Bond Fund			583,318
12,000	iShares Russell 2000 Index Fund			611,520
8,000	ProShares UltraShort 20+ Year Treasury			407,360
27,000	Vanguard Emerging Markets ETF			859,140
Total Exchange Traded Funds (cost $2,221,690)				2,688,768

Principal		Rate	Maturity
Mortgage-Backed Securities - 0.0%
$1,649	GNMA Pool 394795 (cost $1,653)	7.50%	10/15/10	1,711

Shares
Money Market Fund - 0.1%
23,550	CitiSM Institutional Trust Liquid Reserves, Class A, 0.53% (b) (Cost $23,550)			23,550

Total Investments - 99.3% (cost $19,646,495) *				$21,951,205
Other Assets and Liabilities, Net - 0.7%				154,670
NET ASSETS - 100.0%				$22,105,875

(a)	Non-income producing security.
(b)	Represents 7-day effective yieald as of June 30, 2009.
ADR	American Depository Receipt.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$3,347,792
Gross Unrealized Depreciation	(1,043,082)
Net Unrealized Appreciation (Depreciation)	$2,304,710

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value:
Common Stocks
Basic Materials	$1,750,722	$-	$-	$1,750,722
Consumer Cyclical	2,771,932	-	-	2,771,932
Consumer Staples	1,413,015	-	-	1,413,015
Energy	2,502,999	-	-	2,502,999
Financial	2,195,027	-	-	2,195,027
Health Care	2,759,309	-	-	2,759,309
Industrials	1,999,779	-	-	1,999,779
Technology	3,844,393	-	-	3,844,393
Exchange Traded Funds	2,688,768	-	-	2,688,768
Mortgage-Backed Securities	-	1,711	-	1,711
Money Market Fund	23,550	-	-	23,550
Total Investments at Value	$21,949,494	$1,711	$-	$21,951,205

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL
INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:          /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:      8/27/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:      8/27/09

By:           /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:      8/27/09